UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/2016

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2016

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2016. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management
Institutional Shares	0.07%	0.07%
Investor Shares	0.00%	0.00%
Administrative Shares	0.02%	0.02%
Participant Shares	0.00%	0.00%
Agency Shares	0.03%	0.03%
Dreyfus Government Cash Management
Institutional Shares	0.03%	0.03%
Investor Shares	0.01%	0.01%
Administrative Shares	0.01%	0.01%
Participant Shares	0.01%	0.01%
Agency Shares	0.02%	0.02%
Dreyfus Government Prime Cash Management
Institutional Shares	0.01%	0.01%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.02%	0.02%
Investor Shares	0.01%	0.01%
Administrative Shares	0.01%	0.01%
Participant Shares	0.01%	0.01%
Service Shares	0.01%	0.01%
Select Shares	0.01%	0.01%
Agency Shares	0.01%	0.01%
Premier Shares	0.01%	0.01%
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.01%	0.01%
Investor Shares	0.00%	0.00%
Administrative Shares	0.00%	0.00%
Participant Shares	0.00%	0.00%
Agency Shares	0.00%	0.00%

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery stalled during the first quarter of 2015 when domestic GDP grew at a tepid 0.6% annualized rate due to severe winter weather and an appreciating U.S. dollar. Nonetheless, job creation remained positive, and the unemployment rate fell from 5.7% at the start of the reporting period to 5.5% by the end of March 2015.

The recovery regained traction in the spring. The unemployment rate dipped to 5.4% in April, and 251,000 new jobs were created. In May, employers added 273,000 jobs and average hourly wages rose 0.3%, yet the unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly. Sentiment in the financial markets deteriorated in June during contentious negotiations surrounding a debt crisis in Greece, but the U.S. economy continued to grow. 228,000 new jobs were added, the unemployment rate fell to 5.3%, and consumer spending rose. The U.S. economy grew at a 3.9% annualized rate over the second quarter of 2015.

July brought more good economic news when 277,000 jobs were added and the unemployment rate stayed steady. Average hourly wages and retail sales increased, and the manufacturing and service sectors continued to expand. In contrast, equity investors reacted nervously to economic weakness in China. While the unemployment rate fell to 5.1% in August, only 150,000 jobs were added. Stock and commodity prices fell sharply after China unexpectedly devalued its currency. On a brighter note, U.S. wages and personal incomes grew at a healthy pace.

Disappointing job creation continued in September with 149,000 new positions. Average hourly wages declined slightly, and the unemployment rate stayed at 5.1%. On the other hand, personal incomes and real personal consumption expenditures climbed. U.S. GDP growth decelerated to a 2.0% annualized rate during the third quarter, reflecting high business inventory levels and lower exports.

October brought generally good economic news with 295,000 new jobs and a 5.0% unemployment rate. Meanwhile, average annual wages increased at a 4.3% rate compared to September. Fuel prices fell, putting more money in consumers’ pockets, and retail sales moved mildly higher. Conversely, housing starts declined sharply. In November, the service sector continued to expand, but manufacturing activity contracted for the first time in three years due to weaker overseas demand. The U.S. labor market added 280,000 new jobs and the unemployment rate stayed unchanged.

Manufacturing activity continued to shrink as commodity prices fell in December, yet holiday retail sales proved robust, especially for online sellers. 262,000 new jobs were created and the unemployment rate remained steady at 5.0%. The Federal Reserve Board (the “Fed”) responded to the strengthening U.S. labor market by raising the federal funds rate by 25 basis points to between 0.25% and 0.50%. The move was widely expected by investors, and yields of money market instruments had already repriced slightly higher by the time of the Fed’s announcement.

In January, disappointing economic developments in China and plunging commodity prices spooked investors, sparking a flight to quality away from riskier assets toward traditional safe havens. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9%, its lowest level since February 2008, and 151,000 jobs were added. On the other hand, global economic instability continued to dampen manufacturing activity, and U.S. GDP growth moderated to an estimated annualized rate of just 0.7%. The U.S. economy grew at a 2.4% rate for 2015 overall.

Gradual Rate Hikes Expected

At its January 2016 meeting, the Fed refrained from implementing a second rate hike. The Fed indicated that it is “closely monitoring global economic and financial developments and is assessing their implications for the labor market and inflation” before making additional monetary policy changes. The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.” Therefore, while many analysts expect additional rate hikes at some point this year, those increases are likely to be modest and gradual.

Although we recently increased the funds’ weighted average maturities to capture higher yields, they generally remain consistent with industry averages. We have lengthened maturities more moderately for the prime funds in advance of money market reforms scheduled to take effect later this year. For all funds, we have maintained our longstanding focus on well-established issuers with sound quality and liquidity characteristics.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
President
Senior Portfolio Manager
February 16, 2016

Dear Shareholder:

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2016, these tax-exempt money market funds achieved the following yields and effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus New York Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00

Despite a short-term interest-rate hike in December from the Federal Reserve Board (the “Fed”) and heightened volatility among stocks and longer-term bonds, supply-and-demand dynamics kept yields of tax-exempt money market instruments near historical lows throughout the reporting period.

Global Economic Concerns Sparked a Flight to Quality

The adoption of increasingly accommodative monetary policies in major overseas markets bolstered the international economic outlook early in the reporting period, while domestic investors responded positively at the time to improving U.S. labor and housing markets. However, global investor sentiment took a turn for the worse over the second half of 2015 due to persistent economic slowdowns in the emerging markets and sharp declines in commodity prices. These concerns triggered a global flight to quality in which high-quality bond yields and prices of riskier assets fell. In January 2016, investors again reacted negatively to weak global economic data, and demand for relative safe havens in the United States intensified further.

Issuance volumes also put downward pressure on municipal money market yields over the reporting period. Rising tax receipts for most state and local governments reduced the need for financing, and robust investor demand was met with a relatively limited supply of new tax-exempt instruments. Expectations of higher interest rates—combined with caution in advance of money market reforms scheduled to take effect later this year—also convinced investors to stay focused on highly liquid instruments with short maturities. Consequently, yields of variable rate demand notes (“VRDNs”) produced an average yield of just 0.03% over 2015, according to a weekly high-grade market index. In contrast, yields of one-year notes climbed moderately over the reporting period’s second half.

The U.S. economic recovery has continued to support better credit conditions for most municipal issuers. With a few notable exceptions, rising revenues from personal income and sales taxes have enabled state and local governments to balance their budgets, and reserve funds have rebounded to pre-recession levels. The economic recovery in California enabled the state to refrain from cash-flow borrowing for the first time in many years. New York’s fiscal condition has benefited from higher-than-projected tax collections and relatively low unfunded pension liabilities.

Maintaining a Prudent Investment Posture

Most tax-exempt money market funds have maintained a focus on highly liquid, short-term instruments in this uncertain market environment, as have we. In our judgment, it has made little sense to incur the risks of adding longer-dated instruments, and we have set the funds’ weighted average maturities in a range that is roughly in line with industry averages which continue to trend lower. At the same time, we have continued to employ a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers should remain stable credits.

Gradual Rate Hikes Expected

At its January 2016 meeting, the Fed refrained from implementing a second rate hike, choosing instead to leave rates unchanged. The Fed indicated that it is “closely monitoring global economic and financial developments and is assessing their implications for the labor market and inflation” before making additional monetary policy changes. The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Therefore, while many analysts expect additional rate hikes at some point this year, those increases are likely to be modest and gradual, and an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

 Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
February 16, 2016

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2015 to January 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2016
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$ 1.06	$ 1.51	$ 1.41	$ 1.56	-	-	$ 1.31	-
Ending value (after expenses)	$ 1,000.50	$ 1,000.00	$ 1,000.20	$ 1,000.00	-	-	$ 1,000.30	-
Annualized expense ratio (%)	.21	.30	.28	.31	-	-	.26	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$ .71	$ .81	$ .81	$ .86	-		$ .81	-
Ending value (after expenses)	$ 1,000.20	$ 1,000.10	$ 1,000.10	$ 1,000.10	-	-	$ 1,000.10	-
Annualized expense ratio (%)	.14	.16	.16	.17	-	-	.16	-
Dreyfus Government Prime Cash Management
Expenses paid per $1,000†	$ .66	$ .76	$ .81	$ .76	-		$ .91	-
Ending value (after expenses)	$ 1,000.10	$ 1,000.00	$ 1,000.00	$ 1,000.00	-		$ 1,000.00	-
Annualized expense ratio (%)	.13	.15	.16	.15	-		.18	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$ .60	$ .71	$ .66	$ .71	$ .71	$ .76	$ .66	$ .76
Ending value (after expenses)	$ 1,000.20	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$1,000.10
Annualized expense ratio (%)	.12	.14	.13	.14	.14	.15	.13	.15
Dreyfus Treasury Prime Cash Management
Expenses paid per $1,000†	$ .45	$ .50	$ .50	$ .50	-	-	$ .45	-
Ending value (after expenses)	$ 1,000.10	$ 1,000.00	$ 1,000.00	$ 1,000.00	-	-	$ 1,000.00	-
Annualized expense ratio (%)	.09	.10	.10	.10	-	-	.09	-

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended January 31, 2016
	Institutional	Investor	Administrative	Participant
Dreyfus Municipal Cash Management Plus
Expenses paid per $1,000†	$ .40	$ .40	$ .40	$ .40
Ending value (after expenses)	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10
Annualized expense ratio (%)	.08	.08	.08	.08
Dreyfus New York Municipal Cash Management
Expenses paid per $1,000†	$ .40	$ .45	$ .40	$ .40
Ending value (after expenses)	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Annualized expense ratio (%)	.08	.09	.08	.08
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$ .35	$ .35	$ .35	$ .35
Ending value (after expenses)	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10
Annualized expense ratio (%)	.07	.07	.07	.07
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$ .25	$ .20	$ .25	$ .20
Ending value (after expenses)	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Annualized expense ratio (%)	.05	.04	.05	.04

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2016
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$ 1.07	$ 1.53	$ 1.43	$ 1.58	-	-	$ 1.33	-
Ending value (after expenses)	$ 1,024.15	$ 1,023.69	$ 1,023.79	$ 1,023.64	-	-	$ 1,023.89	-
Annualized expense ratio (%)	.21	.30	.28	.31	-	-	.26	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$ .71	$ .82	$ .82	$ .87	-		$ .82	-
Ending value (after expenses)	$ 1,024.50	$ 1,024.40	$ 1,024.40	$ 1,024.35	-	-	$ 1,024.40	-
Annualized expense ratio (%)	.14	.16	.16	.17	-	-	.16	-
Dreyfus Government Prime Cash Management
Expenses paid per $1,000†	$ .66	$ .77	$ .82	$ .77	-		$ .92	-
Ending value (after expenses)	$ 1,024.55	$ 1,024.45	$ 1,024.40	$ 1,024.45	-		$ 1,024.30	-
Annualized expense ratio (%)	.13	.15	.16	.15	-		.18	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$ .61	$ .71	$ .66	$ .71	$ .71	$ .77	$ .66	$ .77
Ending value (after expenses)	$ 1,024.60	$ 1,024.50	$ 1,024.55	$ 1,024.50	$ 1,024.50	$ 1,024.45	$ 1,024.55	$1,024.45
Annualized expense ratio (%)	.12	.14	.13	.14	.14	.15	.13	.15
Dreyfus Treasury Prime Cash Management
Expenses paid per $1,000†	$ .46	$ .51	$ .51	$ .51	-	-	$ .46	-
Ending value (after expenses)	$ 1,024.75	$ 1,024.70	$ 1,024.70	$ 1,024.70	-	-	$ 1,024.75	-
Annualized expense ratio (%)	.09	.10	.10	.10	-	-	.09	-

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2016
	Institutional	Investor	Administrative	Participant
Dreyfus Municipal Cash Management Plus
Expenses paid per $1,000†	$ .41	$ .41	$ .41	$ .41
Ending value (after expenses)	$ 1,024.80	$ 1,024.80	$ 1,024.80	$ 1,024.80
Annualized expense ratio (%)	.08	. 08.08		.08
Dreyfus New York Municipal Cash Management
Expenses paid per $1,000†	$ .41	$ .46	$ .41	$ .41
Ending value (after expenses)	$ 1,024.80	$ 1,024.75	$ 1,024.80	$ 1,024.80
Annualized expense ratio (%)	.08	.09	.08	.08
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$ .36	$ .36	$ .36	$ .36
Ending value (after expenses)	$ 1,024.85	$ 1,024.85	$ 1,024.85	$ 1,024.85
Annualized expense ratio (%)	.07	.07	.07	.07
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$ .26	$ .20	$ .26	$ .20
Ending value (after expenses)	$ 1,024.95	$ 1,025.00	$ 1,024.95	$ 1,025.00
Annualized expense ratio (%)	.05	.04	.05	.04

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2016

Dreyfus Cash Management
Negotiable Bank Certificates of Deposit - 42.1%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.55%, 2/8/16	300,000,000	[a,b]	300,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.50%, 3/4/16	464,000,000		464,000,000
Credit Agricole CIB (Yankee)
0.62% - 0.64%, 3/18/16 - 4/20/16	1,000,000,000		1,000,000,000
DZ Bank AG (Yankee)
0.37% - 0.67%, 2/18/16 - 5/12/16	875,000,000		875,000,000
HSBC Bank USA (Yankee)
0.60%, 3/17/16 - 3/18/16	200,000,000		200,000,000
HSBC Bank USA (Yankee)
0.60% - 0.73%, 2/5/16 - 2/8/16	350,000,000	[a]	350,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.43% - 0.70%, 2/23/16 - 3/29/16	675,000,000	[b]	675,000,000
Mizuho Bank Ltd/NY (Yankee)
0.30% - 0.52%, 2/3/16 - 3/3/16	1,050,000,000	[b]	1,050,000,000
Norinchukin Bank/NY (Yankee)
0.43% - 0.63%, 2/8/16 - 4/27/16	851,000,000		851,000,000
Rabobank Nederland/NY (Yankee)
0.50% - 0.65%, 4/1/16 - 4/4/16	650,000,000		650,000,000
Royal Bank of Canada (Yankee)
0.60% - 0.66%, 2/1/16 - 2/4/16	365,000,000	[a]	365,000,000
Standard Chartered Bank (Yankee)
0.65%, 3/24/16	500,000,000	[b]	500,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.68%, 4/20/16	400,000,000	[b]	400,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.50% - 0.68%, 3/10/16 - 4/29/16	1,113,000,000	[b]	1,113,000,000
Toronto Dominion Bank NY (Yankee)
0.45%, 4/8/16	125,000,000		125,000,000
Toronto Dominion Bank NY (Yankee)
0.55%, 2/8/16	300,000,000	[a]	300,000,000
Wells Fargo Bank, NA
0.46% - 0.58%, 4/15/16 - 4/19/16	1,000,000,000		1,000,000,000
Westpac Banking Corp/NY (Yankee)
0.98%, 3/14/16	250,000,000	[a,b]	250,000,000
Total Negotiable Bank Certificates of Deposit (cost $10,468,000,000)			10,468,000,000
Commercial Paper - 22.7%

Bank of Nova Scotia
0.58% - 0.64%, 2/1/16 - 3/24/16	300,000,000	[a,b]	300,000,000
BNP Paribas
0.61%, 3/17/16 - 4/7/16	750,000,000	[b]	749,250,208
Collateralized Commercial Paper II Co., LLC
0.75%, 2/8/16	500,000,000	[a,b]	500,000,000
Credit Suisse New York
0.62%, 4/5/16	300,000,000		299,669,333
DBS Bank Ltd./Singapore
0.33% - 0.64%, 2/10/16 - 4/11/16	828,000,000	[b]	827,399,245
HSBC Bank PLC
0.58%, 2/22/16	445,000,000	[a,b]	445,000,000
ING (US) Funding LLC
0.29% - 0.36%, 2/4/16 - 2/11/16	350,000,000		349,972,583
Mitsubishi UFJ Trust and Banking Corp.
0.65%, 4/13/16	350,000,000	[b]	349,545,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management (continued)
Commercial Paper - 22.7% (continued)	Principal Amount ($)		Value ($)
Rabobank Nederland/NY
0.49%, 3/4/16	500,000,000		499,784,445
Standard Chartered Bank
0.44%, 3/1/16	500,000,000	[b]	499,822,778
Sumitomo Mitsui Banking Corp.
0.44% - 0.63%, 2/24/16 - 5/6/16	580,000,000	[b]	579,146,261
Westpac Banking Corp.
0.54%, 2/17/16	250,000,000	[a,b]	250,000,000
Total Commercial Paper (cost $5,649,589,853)			5,649,589,853
Asset-Backed Commercial Paper - 2.8%

Collateralized Commercial Paper II Co., LLC
0.50%, 3/16/16	250,000,000	[b]	249,847,222
Collateralized Commercial Paper Program Co., LLC
0.52%-0.55%, 3/8/16	300,000,000		299,841,000
Liberty Street Funding LLC
0.63%, 3/18/16	35,000,000	[b]	34,971,825
Old Line Funding LLC
0.65%, 4/1/16	125,000,000	[b]	124,864,583
Total Asset-Backed Commercial Paper (cost $709,524,630)			709,524,630
Time Deposits - 25.8%

Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.32%, 2/1/16	200,000,000		200,000,000
Credit Industriel et Commercial (Grand Cayman)
0.27%, 2/1/16	500,000,000		500,000,000
DnB Bank (Grand Cayman)
0.27%, 2/1/16	700,000,000		700,000,000
DZ Bank AG
0.26%, 2/1/16	250,000,000		250,000,000
Lloyds Bank (London)
0.28%, 2/1/16	360,000,000		360,000,000
Natixis New York (Grand Cayman)
0.26%, 2/1/16	978,000,000		978,000,000
Nordea Bank Finland (Grand Cayman)
0.27%, 2/1/16	1,000,000,000		1,000,000,000
Royal Bank of Canada (Toronto)
0.28%, 2/1/16	418,000,000		418,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.27%, 2/1/16	1,000,000,000		1,000,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.27%, 2/1/16	1,000,000,000		1,000,000,000
Total Time Deposits (cost $6,406,000,000)			6,406,000,000
Repurchase Agreements - 6.5%

Bank of Nova Scotia

0.35%, dated 1/29/16, due 2/1/16 in the amount of $100,002,917 (fully collateralized by $383,778 Federal Farm Credit Bank, 1.13%-2.95%, due 9/22/17-7/13/23, value $387,021, $29,236,000 Federal Home Loan Bank, 0%-3.38%, due 3/1/16-9/11/20, value $29,266,570, $24,886,867 Federal Home Loan Mortgage Corp., Mortgage Pools, 1%-4.50%, due 7/28/17-6/1/45, value $21,161,418, $27,499,079 Federal National Mortgage Association, Mortgage Pools, 0%-7.25%, due 2/17/16-4/1/43, value $30,771,194 and $19,981,401 Government National Mortgage Association, Mortgage Pools, 3%-4%, due 3/20/45-12/20/45, value $20,413,797)

	100,000,000		100,000,000
Credit Agricole CIB
0.33%, dated 1/29/16, due 2/1/16 in the amount of $700,019,250 (fully collateralized by $333,924,157 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/17-4/15/20, value $344,096,710 and $363,400,896 U.S. Treasury Notes, 1.38%-2.13%, due 7/31/20-2/15/25, value $369,903,300)	700,000,000		700,000,000

Dreyfus Cash Management (continued)
Repurchase Agreements - 6.5% (continued)	Principal Amount ($)		Value ($)
Merrill Lynch & Co. Inc.
0.52%, dated 9/10/14-10/21/15, due 3/6/16 in the amount of $825,035,750 (fully collateralized by $176,251,300 U.S. Treasury Notes, 3%, due 9/30/16, value $180,835,955 and Various Common Stocks, value $712,481,013)	825,000,000	[c]	825,000,000
Total Repurchase Agreements (cost $1,625,000,000)			1,625,000,000
Total Investments (cost $24,858,114,483)	99.9%		24,858,114,483
Cash and Receivables (Net)	.1%		12,452,147
Net Assets	100.0%		24,870,566,630

a Variable rate security—interest rate subject to periodic change.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $9,197,847,122 or 36.98% of net assets.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2016 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2016, these securities amounted to $825,000,000 or 3.32% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	90.6
Repurchase Agreements	6.5
Asset-Backed/Banking	2.3
Asset-Backed/Multi-Seller Programs	.5
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management
U.S. Government Agencies - 62.6%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Bank:
2/1/16	0.41	280,000,000	[a]	280,000,888
2/1/16	0.63	140,000,000	[a]	139,648,884
2/6/16	0.42	225,000,000	[a]	224,980,084
2/20/16	0.40	180,000,000	[a]	180,040,612
2/20/16	0.40	70,000,000	[a]	70,013,072
2/21/16	0.41	225,000,000	[a]	225,015,793
2/21/16	0.56	250,000,000	[a]	249,960,114
2/26/16	0.41	100,000,000	[a]	100,053,372
2/28/16	0.59	85,000,000	[a]	85,000,000
6/8/16	0.36	50,000,000		49,936,000
Federal Home Loan Bank:
2/19/16	0.40	300,000,000		299,940,000
2/19/16	0.51	500,000,000	[a]	499,981,901
2/22/16	0.14	100,000,000		99,991,833
2/23/16	0.52	750,000,000	[a]	750,000,000
3/7/16	0.27	325,000,000		324,913,958
3/9/16	0.40	200,000,000		199,917,778
3/11/16	0.32	300,000,000		299,896,000
3/14/16	0.29	1,015,000,000		1,014,653,208
3/21/16	0.21	248,957,000		248,886,535
3/22/16	0.25	499,890,000		499,718,501
3/30/16	0.38	50,000,000		49,969,389
3/31/16	0.48	25,000,000		24,980,333
4/6/16	0.22	63,600,000		63,575,311
4/8/16	0.23	52,000,000		51,978,225
4/13/16	0.36	370,000,000		369,733,100
4/13/16	0.57	500,000,000	[a]	500,000,000
4/15/16	0.30	100,000,000		99,987,915
4/19/16	0.38	200,000,000		199,835,333
5/5/16	0.36	100,000,000		99,906,000
5/9/16	0.37	100,000,000		99,899,278
5/27/16	0.25	370,000,000		369,707,906
5/31/16	0.39	250,000,000		249,675,000
6/6/16	0.26	80,000,000		79,928,600
Federal Home Loan Mortgage Corp.:
2/8/16	0.24	500,000,000	[b]	499,976,667
2/16/16	0.21	700,000,000	[b]	699,938,750
2/22/16	0.27	152,632,000	[b]	152,607,960
3/2/16	0.21	500,000,000	[b]	499,914,583
4/4/16	0.22	100,000,000	[b]	99,961,500
5/3/16	0.50	500,000,000	[b]	499,361,111
8/1/16	0.48	1,000,000,000	[b]	997,573,333
Federal National Mortgage Association:
2/8/16	0.44	200,000,000	[a,b]	199,967,619
2/26/16	0.45	361,000,000	[a,b]	360,963,720
3/14/16	0.28	170,000,000	[b]	169,944,467
4/13/16	0.21	50,000,000	[b]	49,978,700
4/21/16	0.52	200,000,000	[a,b]	199,992,652
Total U.S. Government Agencies (cost $12,531,905,985)				12,531,905,985
U.S. Treasury Notes - 2.0%
2/15/16	0.18	265,000,000		265,455,836
2/29/16	0.10	35,000,000		35,067,916
4/15/16	0.32	100,000,000		99,984,799
Total U.S. Treasury Notes (cost $400,508,551)				400,508,551
Repurchase Agreements - 29.9%
ABN AMRO Bank N.V.	0.33	382,000,000		382,000,000

dated 1/29/16, due 2/1/16 in the amount of $382,010,505 (fully collateralized by $29 U.S. Treasury Bonds, 4.50%, due 2/15/36, value $39, $2,526,624 U.S. Treasury Inflation Protected Securities, 0.13%-0.63%, due 4/15/18-7/15/21, value $2,599,640 and $378,222,478 U.S. Treasury Notes, 1%-2.63%, due 5/31/18-2/28/22, value $387,169,658)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 29.9% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
Bank of Nova Scotia	0.34	220,000,000	220,000,000

dated 1/29/16, due 2/1/16 in the amount of $220,006,233 (fully collateralized by $1,115,938 U.S. Treasury Bills, due 2/25/16-12/8/16, value $1,115,222, $40,456,649 U.S. Treasury Bonds, 2.75%-9.25%, due 2/15/16-5/15/44, value $52,724,462, $66,247,182 U.S. Treasury Inflation Protected Securities, 0.13%-3.38%, due 4/15/16-2/15/41, value $73,210,320 and $95,273,841 U.S. Treasury Notes, 0.38%-5.13%, due 1/31/16-2/15/23, value $97,349,998)

Bank of Nova Scotia	0.35	250,000,000	250,000,000

dated 1/29/16, due 2/1/16 in the amount of $250,007,292 (fully collateralized by $959,444 Federal Farm Credit Bank, 1.13%-2.95%, due 9/22/17-7/13/23, value $967,552, $73,090,000 Federal Home Loan Bank, 0%-3.38%, due 3/1/16-9/11/20, value $73,166,426, $62,217,167 Federal Home Loan Mortgage Corp., Mortgage Pools, 1%-4.50%, due 7/28/17-6/1/45, value $52,903,545, $68,747,697 Federal National Mortgage Association, Mortgage Pools, 0%-7.25%, due 2/17/16-4/1/43, value $76,927,986 and $49,953,502 Government National Mortgage Association, Mortgage Pools, 3%-4%, due 3/20/45-12/20/45, value $51,034,492)

BNP Paribas	0.35	140,000,000	140,000,000
dated 1/29/16, due 2/1/16 in the amount of $140,004,083 (fully collateralized by $141,683,000 U.S. Treasury Notes, 1.25%-1.75%, due 12/15/18-9/30/22, value $142,800,004)
Citigroup Global Markets Holdings Inc.	0.33	40,000,000	40,000,000

dated 1/29/16, due 2/1/16 in the amount of $40,001,100 (fully collateralized by $23,650,000 Federal Home Loan Bank, 0%-0.39%, due 5/25/16-7/5/16, value $23,640,679 and $17,010,000 Federal National Mortgage Association, Mortgage Pools, 1.81%, due 4/8/20, value $17,160,042)

Credit Agricole CIB	0.33	116,000,000	116,000,000

dated 1/29/16, due 2/1/16 in the amount of $116,003,190 (fully collateralized by $55,336,003 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/17-4/15/20, value $57,021,741 and $60,220,720 U.S. Treasury Notes, 1.38%-2.13%, due 7/31/20-2/15/25, value $61,298,261)

Credit Agricole CIB	0.34	400,000,000	400,000,000

dated 1/29/16, due 2/1/16 in the amount of $400,011,333 (fully collateralized by cash $293,332,744, $59,782,054 Federal Home Loan Mortgage Corp., Mortgage Pools, 1.25%-4%, due 12/30/20-9/1/45, value $16,897,615, $138,599,862 Federal National Mortgage Association, Mortgage Pools, 0%-5.50%, due 10/9/19-2/1/46, value $37,239,129 and $65,621,593 Government National Mortgage Association, Mortgage Pools, 3%-4.50%, due 5/20/44-1/20/46, value $54,663,857)

Goldman, Sachs & Co.	0.32	250,000,000	250,000,000
dated 1/29/16, due 2/1/16 in the amount of $250,006,667 (fully collateralized by $286,904,862 Federal Home Loan Mortgage Corp., Mortgage Pools, 3.50%-4%, due 12/1/42-1/1/46, value $255,000,000)
JPMorgan Chase & Co.	0.37	75,000,000	75,000,000
dated 1/29/16, due 2/1/16 in the amount of $75,002,313 (fully collateralized by $209,518,637 Federal Home Loan Mortgage Corp., Mortgage Pools, Interest Only, due 8/1/25-11/1/45, value $76,500,467)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 29.9% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
Natixis New York Branch	0.35	3,000,000,000	3,000,000,000

dated 1/29/16, due 2/1/16 in the amount of $3,000,087,500 (fully collateralized by $513,657,200 U.S. Treasury Bills, due 5/26/16-7/28/16, value $512,679,485, $110,372,100 U.S. Treasury Bonds, 2.75%-4.75%, due 8/15/40-8/15/45, value $129,283,964, $50 U.S. Treasury Floating Rate Notes, 0.39%, due 1/31/17, value $50, $360,454,800 U.S. Treasury Inflation Protected Securities, 0.13%-2.38%, due 1/15/17-2/15/44, value $387,514,219 and $2,003,210,917 U.S. Treasury Notes, 0.38%-4.63%, due 4/30/16-11/15/25, value $2,030,522,305)

Societe Generale	0.36	725,000,000	725,000,000

dated 1/29/16, due 2/1/16 in the amount of $725,021,750 (fully collateralized by $4,591,248 U.S. Treasury Bills, due 2/11/16-1/5/17, value $4,588,050, $169,071,901 U.S. Treasury Bonds, 3.75%-8.75%, due 5/15/17-11/15/43, value $204,667,033, $178,309,948 U.S. Treasury Inflation Protected Securities, 0.13%-2.13%, due 4/15/17-2/15/44, value $191,163,603, $332,625,457 U.S. Treasury Notes, 0.25%-4.63%, due 4/15/16-8/15/25, value $338,812,992 and $285,570 U.S. Treasury Strips, due 5/15/20-5/15/44, value $268,323)

Societe Generale	0.37	250,000,000	250,000,000

dated 1/29/16, due 2/1/16 in the amount of $250,007,708 (fully collateralized by $99,418,000 Federal Home Loan Bank, 0%-0.38%, due 2/19/16-3/1/16, value $99,393,379, $89,895,000 Federal Home Loan Mortgage Corp., Mortgage Pools, 0.40%-6.25%, due 5/27/16-7/15/32, value $90,015,713, $2,000 Federal National Mortgage Association, Mortgage Pools, 1.38%, due 11/15/16, value $2,017 and $71,950,000 Resolution Funding Corp., 0%, due 1/15/21, value $65,588,901)

TD Securities (USA) LLC	0.33	150,000,000	150,000,000

dated 1/29/16, due 2/1/16 in the amount of $150,004,125 (fully collateralized by $116,804,200 U.S. Treasury Inflation Protected Securities, 0.13%-1.38%, due 4/15/18-2/15/44, value $122,535,918 and $67,504,300 U.S. Treasury Strips, due 11/15/43-2/15/44, value $30,464,113)

Total Repurchase Agreements (cost $5,998,000,000)			5,998,000,000
Total Investments (cost $18,930,414,536)		94.5%	18,930,414,536
Cash and Receivables (Net)		5.5%	1,104,829,769
Net Assets		100.0%	20,035,244,305

a Variable rate security—interest rate subject to periodic change.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	32.5
Repurchase Agreements	29.9
Federal Home Loan Mortgage Corp.	17.2
Federal Farm Credit Bank	8.0
Federal National Mortgage Association	4.9
U.S. Treasury Notes	2.0
94.5

† Based on net assets.

See notes to financial statements.

Dreyfus Government Prime Cash Management
U.S. Government Agencies - 69.9%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Bank:
2/8/16	0.57	100,000,000	[a]	99,785,551
2/9/16	0.23	125,000,000		124,993,667
2/10/16	0.25	50,000,000		49,996,875
2/17/16	0.39	150,000,000	[a]	150,000,568
2/24/16	0.28	130,000,000		129,976,361
2/26/16	0.27	50,000,000		49,990,625
2/28/16	0.59	50,000,000	[a]	50,000,000
3/1/16	0.28	70,000,000		69,984,211
3/9/16	0.16	25,000,000		24,995,889
4/13/16	0.48	50,000,000		49,952,000
4/21/16	0.22	20,000,000		19,990,222
Federal Home Loan Bank:
2/1/16	0.18	24,000,000		24,000,000
2/12/16	0.27	124,937,000		124,926,521
2/17/16	0.23	150,000,000		149,984,533
2/19/16	0.25	87,200,000		87,189,100
2/23/16	0.27	125,000,000		124,979,375
2/24/16	0.21	43,300,000		43,294,191
3/2/16	0.58	100,000,000		99,975,833
3/18/16	0.31	35,299,000		35,285,018
3/30/16	0.36	10,500,000		10,493,910
4/6/16	0.22	200,000,000		199,922,361
4/13/16	0.22	125,000,000		124,945,000
4/22/16	0.38	300,000,000		299,744,850
5/5/16	0.36	50,000,000		49,953,000
7/6/16	0.57	82,250,000		82,048,625
7/8/16	0.58	250,000,000		249,369,097
Tennessee Valley Authority:
2/2/16	0.26	10,000,000		9,999,928
2/9/16	0.26	135,000,000		134,992,200
Total U.S. Government Agencies (cost $2,670,769,511)				2,670,769,511
U.S. Treasury Bills - 22.8%
2/4/16	0.02	25,000,000		24,999,969
2/11/16	0.19	103,000,000		102,994,561
2/18/16	0.24	360,000,000		359,958,610
3/17/16	0.25	250,000,000		249,923,437
5/5/16	0.27	134,000,000		133,904,146
Total U.S. Treasury Bills (cost $871,780,723)				871,780,723
U.S. Treasury Floating Rate Notes - 2.6%
2/1/16 (cost $99,987,883)	0.39	100,000,000	[a]	99,987,883
U.S. Treasury Notes - 4.0%
5/15/16 (cost $149,976,735)	0.30	150,000,000		149,976,735
Total Investments (cost $3,792,514,852)		99.3%		3,792,514,852
Cash and Receivables (Net)		.7%		26,985,528
Net Assets		100.0%		3,819,500,380

a Variable rate security—interest rate subject to periodic change.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	52.5
U.S. Treasury Bills	22.8
Federal Farm Credit Bank	13.6
U.S. Treasury Notes	4.0
Tennessee Valley Authority	3.8
U.S. Treasury Floating Rate Notes	2.6
99.3

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury & Agency Cash Management
U.S. Treasury Bills - 1.5%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
5/26/16 (cost $299,666,979)	0.35	300,000,000		299,666,979
U.S. Treasury Floating Rate Notes - 13.0%
2/1/16	0.38	250,000,000	[a]	249,985,042
2/1/16	0.38	150,000,000	[a]	149,973,495
2/1/16	0.39	200,000,000	[a]	199,997,973
2/1/16	0.43	175,000,000	[a]	174,872,783
2/1/16	0.54	1,180,000,000	[a]	1,178,614,330
2/1/16	0.55	600,000,000	[a]	599,682,580
Total U.S. Treasury Floating Rate Notes (cost $2,553,126,203)				2,553,126,203
U.S. Treasury Notes - 24.2%
2/29/16	0.13	22,000,000		22,002,004
3/31/16	0.25	175,000,000		175,034,042
4/15/16	0.28	520,000,000		519,959,421
4/30/16	0.18	500,000,000		502,262,196
4/30/16	0.29	400,000,000		400,082,519
5/15/16	0.35	514,000,000		513,840,593
5/15/16	0.40	625,000,000		633,451,850
5/31/16	0.25	540,000,000		540,214,150
6/15/16	0.23	353,000,000		353,341,944
6/30/16	0.22	100,000,000		100,113,523
7/31/16	0.60	372,300,000		372,077,523
8/31/16	0.51	639,650,000		639,600,031
Total U.S. Treasury Notes (cost $4,771,979,796)				4,771,979,796
Repurchase Agreements - 64.1%
ABN AMRO Bank N.V.	0.33	300,000,000		300,000,000

dated 1/29/16, due 2/1/16 in the amount of $300,008,250 (fully collateralized by $23 U.S. Treasury Bonds, 4.50%, due 2/15/36, value $31, $1,984,260 U.S. Treasury Inflation Protected Securities, 0.13%-0.63%, due 4/15/18-7/15/21, value $2,041,602 and $297,033,360 U.S. Treasury Notes, 1%-2.63%, due 5/31/18-2/28/22, value $304,059,941)

ABN AMRO Bank N.V.	0.34	800,000,000		800,000,000

dated 1/29/16, due 2/1/16 in the amount of $800,022,667 (fully collateralized by $1,966,140,628 Government National Mortgage Association, Mortgage Pools, Interest Only, due 7/15/39-7/20/44, value $767,845,167, $14 U.S. Treasury Bonds, 4.50%, due 2/15/36, value $19, $100 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/19, value $102 and $47,404,600 U.S. Treasury Notes, 1%-1.75%, due 5/31/18-2/28/22, value $48,154,761)

Bank of Nova Scotia	0.34	250,000,000		250,000,000

dated 1/29/16, due 2/1/16 in the amount of $250,007,083 (fully collateralized by $1,268,111 U.S. Treasury Bills, due 2/25/16-12/8/16, value $1,267,298, $45,973,465 U.S. Treasury Bonds, 2.75%-9.25%, due 2/15/16-5/15/44, value $59,914,162, $75,280,889 U.S. Treasury Inflation Protected Securities, 0.13%-3.38%, due 4/15/16-2/15/41, value $83,193,546 and $108,265,728 U.S. Treasury Notes, 0.38%-5.13%, due 1/31/16-2/15/23, value $110,624,998)

Citigroup Global Markets Holdings Inc.	0.32	40,000,000		40,000,000
dated 1/29/16, due 2/1/16 in the amount of $40,001,067 (fully collateralized by $40,333,800 U.S. Treasury Notes, 1.50%-2.25%, due 3/31/16-10/31/19, value $40,800,001)
Credit Agricole CIB	0.33	1,392,000,000		1,392,000,000

dated 1/29/16, due 2/1/16 in the amount of $1,392,038,280 (fully collateralized by $664,032,037 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/17-4/15/20, value $684,260,886 and $722,648,640 U.S. Treasury Notes, 1.38%-2.13%, due 7/31/20-2/15/25, value $735,579,133)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 64.1% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
Credit Suisse Securities LLC	0.35	150,000,000	150,000,000

dated 1/29/16, due 2/1/16 in the amount of $150,004,375 (fully collateralized by $279,418,947 Government National Mortgage Association, Mortgage Pools, Interest Only, due 3/15/18-8/15/57, value $153,000,299)

Federal Reserve Bank of New York	0.25	4,200,000,000	4,200,000,000

dated 1/29/16, due 2/1/16 in the amount of $4,200,087,500 (fully collateralized by $1,068,695,100 U.S. Treasury Bonds, 6.63%, due 2/15/27, value $1,582,572,370 and $2,586,747,500 U.S. Treasury Notes, 1%-2%, due 8/31/19-5/15/22, value $2,617,515,190)

HSBC USA Inc.	0.31	650,000,000	650,000,000

dated 1/29/16, due 2/1/16 in the amount of $650,016,792 (fully collateralized by $117,872,919 U.S. Treasury Bonds, 2.75%-3.75%, due 8/15/41-11/15/42, value $130,911,115 and $512,548,800 U.S. Treasury Notes, 1.50%-4.75%, due 5/31/16-8/15/23, value $532,093,102)

JPMorgan Chase & Co.	0.34	180,000,000	180,000,000

dated 1/29/16, due 2/1/16 in the amount of $180,005,100 (fully collateralized by $8,548,400 U.S. Treasury Bills, due 1/5/17, value $8,512,154 and $174,009,200 U.S. Treasury Notes, 0.50%-1.88%, due 4/30/17-11/30/18, value $175,090,545)

Merrill Lynch & Co. Inc.	0.32	250,000,000	250,000,000
dated 1/29/16, due 2/1/16 in the amount of $250,006,667 (fully collateralized by $249,653,900 U.S. Treasury Notes, 1.50%-2.25%, due 5/31/19-11/15/25, value $255,000,080)
Merrill Lynch & Co. Inc.	0.34	120,000,000	120,000,000
dated 1/29/16, due 2/1/16 in the amount of $120,003,400 (fully collateralized by $119,338,007 Government National Mortgage Association, Mortgage Pools, 4%, due 8/20/45, value $122,400,001)
Natixis New York Branch	0.35	3,000,000,000	3,000,000,000

dated 1/29/16, due 2/1/16 in the amount of $3,000,087,500 (fully collateralized by $513,657,200 U.S. Treasury Bills, due 5/26/16-7/28/16, value $512,679,485, $110,372,100 U.S. Treasury Bonds, 2.75%-4.75%, due 8/15/40-8/15/45, value $129,283,964, $50 U.S. Treasury Floating Rate Notes, 0.39%, due 1/31/17, value $50, $360,454,800 U.S. Treasury Inflation Protected Securities, 0.13%-2.38%, due 1/15/17-2/15/44, value $387,514,219 and $2,003,210,917 U.S. Treasury Notes, 0.38%-4.63%, due 4/30/16-11/15/25, value $2,030,522,305)

Societe Generale	0.36	1,200,000,000	1,200,000,000

dated 1/29/16, due 2/1/16 in the amount of $1,200,036,000 (fully collateralized by $7,599,307 U.S. Treasury Bills, due 2/11/16-1/5/17, value $7,594,013, $279,843,147 U.S. Treasury Bonds, 3.75%-8.75%, due 5/15/17-11/15/43, value $338,759,226, $295,133,708 U.S. Treasury Inflation Protected Securities, 0.13%-2.13%, due 4/15/17-2/15/44, value $316,408,722, $550,552,480 U.S. Treasury Notes, 0.25%-4.63%, due 4/15/16-8/15/25, value $560,793,917 and $472,668 U.S. Treasury Strips, due 5/15/20-5/15/44, value $444,122)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 64.1% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
TD Securities (USA) LLC	0.33	100,000,000	100,000,000

dated 1/29/16, due 2/1/16 in the amount of $100,002,750 (fully collateralized by $226,700 U.S. Treasury Inflation Protected Securities, 2.38%, due 1/15/25, value $329,211 and $226,377,100 U.S. Treasury Strips, due 11/15/43-2/15/44, value $101,670,832)

Total Repurchase Agreements (cost $12,632,000,000)			12,632,000,000
Total Investments (cost $20,256,772,978)		102.8%	20,256,772,978
Liabilities, Less Cash and Receivables		(2.8%)	(551,324,878)
Net Assets		100.0%	19,705,448,100

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	64.1
U.S. Treasury Notes	24.2
U.S. Treasury Floating Rate Notes	13.0
U.S. Treasury Bills	1.5
102.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Prime Cash Management
U.S. Treasury Bills - 66.2%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
2/4/16	0.14	2,486,000,000		2,485,971,197
2/11/16	0.20	158,000,000		157,991,332
2/18/16	0.20	3,019,000,000		3,018,721,023
2/25/16	0.23	4,825,000,000		4,824,272,585
3/3/16	0.19	139,000,000		138,977,809
3/10/16	0.27	1,500,000,000		1,499,572,500
3/17/16	0.17	490,000,000		489,894,031
3/24/16	0.20	1,283,000,000		1,282,622,141
3/31/16	0.26	2,152,000,000		2,151,099,201
4/7/16	0.23	2,818,000,000		2,816,792,988
4/14/16	0.21	1,517,000,000		1,516,364,647
4/21/16	0.25	1,656,000,000		1,655,079,583
4/28/16	0.30	2,367,000,000		2,365,311,052
5/5/16	0.32	100,000,000		99,917,750
6/16/16	0.49	750,000,000		748,616,389
6/23/16	0.42	500,000,000		499,160,868
7/14/16	0.48	175,000,000		174,617,333
Total U.S. Treasury Bills (cost $25,924,982,429)				25,924,982,429
U.S. Treasury Floating Rate Notes - 11.0%
2/1/16	0.36	455,000,000	[a]	455,001,874
2/1/16	0.39	300,000,000	[a]	299,975,006
2/1/16	0.39	500,000,000	[a]	499,981,012
2/1/16	0.44	750,000,000	[a]	749,467,866
2/1/16	0.54	1,285,000,000	[a]	1,283,566,957
2/1/16	0.57	1,025,000,000	[a]	1,024,562,340
Total U.S. Treasury Floating Rate Notes (cost $4,312,555,055)				4,312,555,055
U.S. Treasury Notes - 21.5%
2/15/16	0.05	89,000,000		89,011,629
2/15/16	0.05	299,907,000		301,021,943
2/15/16	0.22	1,359,000,000		1,361,316,132
2/29/16	0.07	93,000,000		93,147,269
2/29/16	0.23	1,280,000,000		1,280,003,941
3/15/16	0.31	352,000,000		352,025,940
3/31/16	0.31	843,600,000		843,684,740
4/15/16	0.28	725,000,000		724,945,803
4/30/16	0.34	916,000,000		916,066,924
4/30/16	0.39	490,000,000		491,921,839
4/30/16	0.39	250,000,000		251,367,323
5/15/16	0.39	500,000,000		506,757,294
5/15/16	0.51	385,554,000		392,975,966
6/15/16	0.48	221,251,000		221,261,568
6/30/16	0.57	95,000,000		96,026,326
7/15/16	0.62	477,700,000		477,693,997
Total U.S. Treasury Notes (cost $8,399,228,634)				8,399,228,634
Total Investments (cost $38,636,766,118)		98.7%		38,636,766,118
Cash and Receivables (Net)		1.3%		526,622,783
Net Assets		100.0%		39,163,388,901

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	66.2
U.S. Treasury Notes	21.5
U.S. Treasury Floating Rate Notes	11.0
98.7

† Based on net assets.

See notes to financial statements.

Dreyfus Municipal Cash Management Plus
Short-Term Investments - 100.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - .9%
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.02	2/7/16	2,000,000	[a]	2,000,000
Arizona - .7%
Tucson, Senior Lien Street and Highway User Revenue, Refunding	3.00	7/1/16	1,500,000		1,515,730
Colorado - .7%
Lafayette, Exempla Improvement District, Special Improvement District Number 02-01, Special Assessment and Improvement Revenue, Refunding (LOC; Wells Fargo Bank)	0.05	2/7/16	1,725,000	[a]	1,725,000
Connecticut - .2%
Plainville, GO Notes, BAN	2.00	5/18/16	500,000		502,490
Delaware - .1%
Delaware, GO Notes	3.63	3/1/16	300,000		300,793
District of Columbia - 1.1%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, CP (LOC; JPMorgan Chase Bank)	0.07	3/3/16	2,500,000		2,500,000
Florida - 8.0%
Collier County Health Facilities Authority, Revenue, CP (Cleveland Clinic Health System)	0.06	2/10/16	2,000,000		2,000,000
Gainesville, Utility System Revenue, CP (Liquidity Facility; Bank of America)	0.02	2/8/16	2,750,000		2,750,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.04	2/16/16	2,000,000		2,000,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.04	2/16/16	4,500,000		4,500,000
Jacksonville Electric Authority, Water and Sewer System Subordinated Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.02	2/7/16	7,470,000	[a]	7,470,000
		18,720,000
Illinois - 2.1%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.01	2/7/16	5,000,000	[a]	5,000,000
Iowa - 1.7%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	0.03	2/7/16	4,085,000	[a]	4,085,000
Maryland - 2.0%
Maryland, GO Notes (State and Local Facilities Loan)	5.00	3/1/16	2,000,000		2,007,474
Maryland, GO Notes (State and Local Facilities Loan)	3.50	3/15/16	1,610,000		1,616,161
Maryland Department of Transportation, Consolidated Transportation Revenue	4.25	2/15/16	975,000		976,610
		4,600,245
Massachusetts - .6%
Tender Option Bond Trust Receipts (Series 2015-XF2197), (Massachusetts, GO Notes, Refunding) (Liquidity Facility; Citibank NA)	0.01	2/7/16	1,325,000	[a,b,c]	1,325,000
Michigan - 1.6%
Pittsfield Township Economic Development Corporation, LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.06	2/7/16	2,545,000	a	2,545,000
Tender Option Bond Trust Receipts (Series 2015-XF2205), (University of Michigan Regents, General Revenue) (Liquidity Facility; Citibank NA)	0.01	2/7/16	1,300,000	[a,b,c]	1,300,000
		3,845,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal Cash Management Plus (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - .6%
Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), GO Park Notes	5.00	3/1/16	1,450,000		1,455,448
Missouri - .8%
Missouri Health and Educational Facilities Authority, Revenue (Ascension Health Senior Health Group)	0.01	2/7/16	1,975,000	[a]	1,975,000
Nevada - 1.3%
Clark County, Airport System Subordinate Lien Revenue (LOC; Royal Bank of Canada)	0.01	2/7/16	3,080,000	[a]	3,080,000
New Jersey - 2.8%
Burlington County Bridge Commission, Lease Revenue Notes (Governmental Leasing Program)	1.50	5/17/16	2,000,000		2,007,094
New Brunswick, GO Notes, BAN	2.00	6/8/16	2,881,000		2,895,013
Pennsauken Township, GO Notes, BAN	1.00	6/23/16	1,536,000		1,538,082
		6,440,189
New York - 14.5%
Metropolitan Transportation Authority, Dedicated Tax Fund, BAN	0.75	6/1/16	2,000,000		2,003,428
Metropolitan Transportation Authority, Transportation Revenue, BAN	1.00	3/1/16	5,000,000		5,002,604
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	0.06	2/7/16	2,600,000	[a]	2,600,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Liquidity Facility; U.S. Bank NA)	0.01	2/1/16	8,400,000	[a]	8,400,000
New York State Dormitory Authority, Revenue (The Rockefeller University) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	15,000,000	[a]	15,000,000
New York State Housing Finance Agency, Housing Revenue (160 Madison Avenue) (LOC; PNC Bank NA)	0.01	2/1/16	1,000,000	[a]	1,000,000
		34,006,032
North Dakota - .6%
North Dakota Rural Water Finance Corporation, Public Projects Construction Notes	1.00	4/1/16	1,500,000		1,501,716
Ohio - 2.0%
Ohio, GO Notes (Third Frontier Research and Development)	2.00	5/1/16	2,125,000		2,134,323
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,500,000		2,514,195
		4,648,518
Oregon - 1.5%
Oregon, GO Notes, Refunding (Veterans' Welfare Bonds) (Liquidity Facility; U.S. Bank NA)	0.01	2/7/16	3,585,000	[a]	3,585,000
South Carolina - 8.3%
Beaufort County, GO Notes	5.00	3/1/16	465,000		466,736
Columbia, Waterworks and Sewer System Revenue (LOC; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	10,000,000	[a]	10,000,000
Fairfield County School District, GO Notes	2.00	3/1/16	1,270,000		1,271,624
Oconee County School District, GO Notes	5.00	3/1/16	1,235,000		1,239,689
South Carolina Association of Governmental Organizations, COP	1.50	4/14/16	6,000,000		6,015,539
Spartanburg County, GO Notes, Refunding	3.00	4/1/16	535,000		537,402
		19,530,990
Tennessee - 14.6%
Blount County Public Building Authority, Local Government Public Improvement Revenue (Liquidity Facility; Branch Banking and Trust Co.)	0.02	2/7/16	5,375,000	[a]	5,375,000

Dreyfus Municipal Cash Management Plus (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 14.6% (continued)
Clarksville Public Building Authority, Pooled Financing Revenue (Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.05	2/7/16	7,300,000	[a]	7,300,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.09	2/18/16	4,000,000		4,000,000
Metropolitan Government of Nashville and Davidson County, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.02	2/17/16	5,000,000		5,000,000
Metropolitan Government of Nashville and Davidson County, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.02	2/17/16	2,500,000		2,500,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America)	0.01	2/7/16	10,000,000	[a]	10,000,000
		34,175,000
Texas - 22.3%
Aldine Independent School District, GO Notes (LOC; Permanent School Fund Guarantee Program)	5.00	2/15/16	700,000		701,351
Aldine Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	5.00	2/15/16	800,000		801,535
Conroe Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	3.00	2/15/16	1,340,000		1,341,550
Cypress-Fairbanks Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	1,130,000		1,130,836
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.03	2/17/16	3,000,000		3,000,000
Dallas County Community College District, GO Notes	5.00	2/15/16	430,000		430,815
Dallas Independent School District, Unlimited Tax School Building Bonds (LOC; Permanent School Fund Guarantee Program)	5.25	2/15/16	500,000		501,024
Dripping Springs Independent School District, GO Notes, Refunding	2.00	2/15/16	1,290,000		1,290,965
El Paso, Water and Sewer Revenue, Refunding	1.00	3/1/16	1,585,000		1,586,057
El Paso Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC; Permanent School Fund Guarantee Program)	0.09	2/18/16	2,000,000		2,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue, CP (The Methodist Hospital System)	0.18	2/3/16	1,000,000		1,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue, CP (The Methodist Hospital System)	0.12	3/9/16	2,000,000		2,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue, CP (The Methodist Hospital System)	0.08	3/17/16	2,000,000		2,000,000
Houston, GO Notes, Refunding (Public Improvement Bonds)	5.00	3/1/16	2,000,000		2,007,440
Liberty Independent School District, GO Notes (LOC; Permanent School Fund Guarantee Program)	5.00	2/15/16	395,000		395,735
Northwest Independent School District, GO Notes, Refunding (LOC; Permanent School Fund Guarantee Program)	1.50	2/15/16	1,380,000		1,380,749
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue (Air Products Project)	0.01	2/1/16	1,000,000	[a]	1,000,000
San Antonio, Electric and Gas Systems Junior Lien Revenue, Refunding	5.00	2/1/16	1,885,000		1,885,000
San Antonio, Electric and Gas Systems Revenue, Refunding	5.00	2/1/16	400,000		400,000
San Antonio, Tax Notes	2.00	2/1/16	1,030,000		1,030,000
San Antonio, Water System Revenue, CP (Liquidity Facility; Wells Fargo Bank)	0.02	2/4/16	7,660,000		7,660,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal Cash Management Plus (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 22.3% (continued)
Sherman Independent School District, GO Notes, Refunding	3.00	2/15/16	400,000		400,438
Texas Transportation Commission, GO Mobility Fund Bonds (Liquidity Facility: California Public Employees Retirement System and State Street Bank and Trust Co.)	0.01	2/7/16	14,000,000	[a]	14,000,000
Texas Transportation Commission, State Highway Fund First Tier Revenue	5.00	4/1/16	1,200,000		1,209,360
Tyler Independent School District, GO Notes (Permanent School Fund Guarantee Program	5.00	2/15/16	1,000,000		1,001,957
University of North Texas, University Revenue, CP	0.07	4/20/16	2,000,000		2,000,000
		52,154,812
Utah - 1.3%
Intermountain Power Agency, Power Supply Revenue, CP (Liquidity Facility; Bank of America)	0.08	3/28/16	3,000,000		3,000,000
Virginia - .2%
Richmond, Public Improvement GO Notes	5.00	3/1/16	500,000		501,910
Washington - .8%
Tender Option Bond Trust Receipts (Series 2015-ZM0121), (Washington, GO Notes (Various Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.01	2/7/16	1,850,000	[a,b,c]	1,850,000
Wisconsin - 9.5%
PMA Levy and Aid Anticipation Notes Program, Notes Participations	2.00	2/22/16	2,500,000		2,502,480
Wisconsin Health and Educational Facilities Authority, Revenue, CP (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.09	3/3/16	3,470,000		3,470,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.15	4/5/16	2,000,000		2,000,000
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue (Liquidity Facility; Royal Bank of Canada)	0.02	2/7/16	5,500,000	[a]	5,500,000
Wisconsin Housing and Economic Development Authority, MFHR (Liquidity Facility; PNC Bank NA)	0.02	2/7/16	8,790,000	[a]	8,790,000
		22,262,480
Total Investments (cost $236,286,353)			100.8%	236,286,353
Liabilities, Less Cash and Receivables			(0.8%)	(1,877,415)
Net Assets			100.0%	234,408,938

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $4,475,000 or 1.91% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Utility-Water and Sewer	16.9
Education	15.1
State/Territory	11.4
Health Care	7.9
City	7.3
Transportation Services	7.0
Housing	6.5
Utility-Electric	6.2
Special Tax	5.4
County	2.7
Industrial	2.0
Other	12.4
100.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York Municipal Cash Management
Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0%
Albany Industrial Development Agency, Civic Facility Revenue (Albany Medical Center Hospital Project) (LOC; Bank of America)	0.03	2/7/16	1,900,000	[a]	1,900,000
Binghamton, GO Notes, BAN	1.00	5/27/16	8,000,000		8,016,606
Build New York City Resource Corporation, Revenue (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	0.04	2/7/16	1,200,000	[a]	1,200,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.06	2/7/16	2,900,000	[a]	2,900,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.06	2/7/16	4,985,000	[a]	4,985,000
East Aurora Union Free School District, GO Notes, BAN	1.00	6/16/16	4,600,000		4,605,262
Eastchester Union Free School District, GO Notes, TAN	1.00	2/25/16	10,000,000		10,004,888
Franklin County Industrial Development Agency, Civic Facility Revenue (Paul Smith's College Project) (LOC; U.S. Bank NA)	0.09	2/7/16	535,000	[a]	535,000
Franklin County Industrial Development Agency, Civic Facility Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.15	2/7/16	995,000	[a]	995,000
Islip, GO Notes, BAN (Various Purposes)	1.00	4/1/16	7,000,000		7,009,113
Ithaca, GO Notes, BAN	1.00	2/19/16	16,388,228		16,392,645
Metropolitan Transportation Authority, Dedicated Tax Fund, BAN	0.75	6/1/16	2,000,000		2,003,428
Metropolitan Transportation Authority, Transportation Revenue (LOC; Bank of Montreal)	0.01	2/1/16	5,500,000	[a]	5,500,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; Citibank NA)	0.01	2/7/16	2,400,000	[a]	2,400,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; U.S. Bank NA)	0.01	2/1/16	4,000,000	[a]	4,000,000
Metropolitan Transportation Authority, Transportation Revenue, BAN	0.50	3/1/16	5,000,000		5,000,928
Metropolitan Transportation Authority, Transportation Revenue, BAN	0.50	3/1/16	3,000,000		3,000,529
Metropolitan Transportation Authority, Transportation Revenue, BAN	1.00	3/1/16	5,000,000		5,002,604
Middletown, GO Notes, BAN	1.00	2/19/16	5,000,339		5,002,119
Nassau County Industrial Development Agency, Civic Facility Improvement Revenue, Refunding (Cold Spring Harbor Laboratory Project) (Liquidity Facility; TD Bank)	0.01	2/1/16	10,300,000	[a]	10,300,000
Nassau County Interim Finance Authority, Sales Tax Secured Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	2,000,000	[a]	2,000,000
New York City, GO Notes	5.00	3/1/16	2,000,000		2,007,653
New York City, GO Notes (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	4,200,000	[a]	4,200,000
New York City, GO Notes (LOC; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.01	2/7/16	15,000,000	[a]	15,000,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.01	2/1/16	1,800,000	[a]	1,800,000
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	0.01	2/1/16	6,980,000	[a]	6,980,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	11,000,000	[a]	11,000,000
New York City, GO Notes, Refunding	5.00	2/1/16	1,000,000		1,000,000
New York City, GO Notes, Refunding	3.00	8/1/16	3,600,000		3,649,112

Dreyfus New York Municipal Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0% (continued)
New York City Capital Resource Corporation, Recovery Zone Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.04	2/7/16	3,800,000	[a]	3,800,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	0.08	2/7/16	750,000	[a]	750,000
New York City Housing Development Corporation, MFHR (456 Washington Street) (Liquidity Facility; TD Bank)	0.02	2/7/16	7,300,000	[a]	7,300,000
New York City Housing Development Corporation, MFHR (Sustainable Neighborhood Bonds) (Liquidity Facility; Wells Fargo Bank)	0.02	2/7/16	1,500,000	[a]	1,500,000
New York City Industrial Development Agency, Civic Facility Revenue (Children's Oncology Society of New York, Inc. Project) (LOC; JPMorgan Chase Bank)	0.01	2/7/16	3,100,000	[a]	3,100,000
New York City Industrial Development Agency, Civic Facility Revenue (Jewish Community Center on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.06	2/7/16	4,350,000	[a]	4,350,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.06	2/7/16	7,200,000	[a]	7,200,000
New York City Industrial Development Agency, Civic Facility Revenue (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	0.04	2/7/16	8,095,000	[a]	8,095,000
New York City Industrial Development Agency, Civic Facility Revenue (The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.04	2/7/16	3,455,000	[a]	3,455,000
New York City Industrial Development Agency, Civic Facility Revenue (Village Community School Project) (LOC; TD Bank)	0.09	2/7/16	2,700,000	[a]	2,700,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Northern Trust Company)	0.01	2/1/16	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Wells Fargo Bank)	0.01	2/7/16	2,600,000	[a]	2,600,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Bank of Nova Scotia)	0.01	2/1/16	1,000,000	[a]	1,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.01	2/1/16	13,000,000	[a]	13,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	3,500,000	[a]	3,500,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Wells Fargo Bank)	0.01	2/1/16	3,000,000	[a]	3,000,000
New York City Transitional Finance Authority, Building Aid Revenue (Citigroup ROCS, Series RR II R-14076) (Liquidity Facility; Citibank NA)	0.02	2/7/16	6,250,000	[a,b,c]	6,250,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	14,900,000	[a]	14,900,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Liquidity Facility; U.S. Bank NA)	0.01	2/1/16	2,100,000	[a]	2,100,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (SBPA; Royal Bank of Canada)	0.01	2/1/16	4,000,000	[a]	4,000,000
New York City Transitional Finance Authority, Revenue (New York City Recovery) (Liquidity Facility; Royal Bank of Canada)	0.01	2/1/16	1,300,000	[a]	1,300,000
New York Local Government Assistance Corporation, Subordinate Lien Revenue	5.00	4/1/16	565,000		569,386
New York Local Government Assistance Corporation, Subordinate Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.01	2/7/16	14,000,000	[a]	14,000,000
New York State Dormitory Authority, HR (Wyckoff Heights Medical Center)	2.00	2/15/16	2,000,000		2,001,430

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York Municipal Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0% (continued)
New York State Dormitory Authority, Revenue (Blythedale Children's Hospital) (LOC; TD Bank)	0.01	2/7/16	6,655,000	[a]	6,655,000
New York State Dormitory Authority, Revenue (Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.01	2/7/16	5,985,000	[a]	5,985,000
New York State Dormitory Authority, Revenue (Highland Community Development Corporation) (LOC; HSBC Bank USA)	0.03	2/7/16	1,200,000	[a]	1,200,000
New York State Dormitory Authority, Revenue (Le Moyne College) (LOC; TD Bank)	0.02	2/7/16	1,355,000	[a]	1,355,000
New York State Dormitory Authority, Revenue (The Rockefeller University) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	2,000,000	[a]	2,000,000
New York State Dormitory Authority, Revenue, CP (Columbia University)	0.05	3/1/16	8,000,000		8,000,000
New York State Dormitory Authority, State Personal Income Tax Revenue (Education)	5.00	3/15/16	150,000		150,837
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/16	3,500,000		3,506,795
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/16	1,350,000		1,357,695
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/16	2,000,000		2,011,412
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program)	2.00	3/15/16	2,190,000		2,194,713
New York State Housing Finance Agency, Housing Revenue (20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.01	2/7/16	2,500,000	[a]	2,500,000
New York State Housing Finance Agency, Housing Revenue (25 Washington Street) (LOC; M&T Trust)	0.02	2/7/16	7,000,000	[a]	7,000,000
New York State Housing Finance Agency, Housing Revenue (29 Flatbush Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/16	14,000,000	[a]	14,000,000
New York State Housing Finance Agency, Housing Revenue (29 Flatbush Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/16	4,500,000	[a]	4,500,000
New York State Housing Finance Agency, Housing Revenue (80 DeKalb Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.01	2/7/16	6,000,000	[a]	6,000,000
New York State Housing Finance Agency, Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.03	2/7/16	5,935,000	[a]	5,935,000
New York State Housing Finance Agency, Housing Revenue (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.01	2/7/16	3,500,000	[a]	3,500,000
New York State Housing Finance Agency, Service Contract Revenue, Refunding (LOC; Bank of America)	0.04	2/7/16	7,690,000	[a]	7,690,000
New York State Housing Finance Agency, State Personal Income Tax Revenue (Economic Development and Housing) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	13,000,000	[a]	13,000,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, Toronto-Dominion Bank, State Street Bank and Trust Co. and Wells Fargo Bank)	0.09	2/18/16	1,954,000		1,954,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, Toronto-Dominion Bank, State Street Bank and Trust Co. and Wells Fargo Bank)	0.07	3/3/16	4,500,000		4,500,000
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue	5.00	4/1/16	1,080,000		1,088,533
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue	5.00	4/1/16	1,450,000		1,461,687
New York State Thruway Authority, State Personal Income Tax Revenue (Transportation)	3.00	3/15/16	500,000		501,647
New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/16	620,000		623,501
Orange County Industrial Development Agency, Civic Facility Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.06	2/7/16	200,000	[a]	200,000

Dreyfus New York Municipal Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0% (continued)
Port Authority of New York and New Jersey, CP (Liquidity Facility: JPMorgan Chase Bank, Toronto-Dominion Bank, State Street Bank and Trust Co. and Wells Fargo Bank)	0.03	2/22/16	8,000,000		8,000,000
Putnam County Industrial Development Agency, Civic Facility Revenue (United Cerebral Palsy of Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.02	2/7/16	1,235,000	[a]	1,235,000
Rochester, GO Notes, BAN	1.00	3/16/16	10,345,000		10,355,182
Saratoga County Capital Resource Corporation, Revenue (The Saratoga Hospital Project) (LOC; HSBC Bank USA)	0.01	2/7/16	4,520,000	[a]	4,520,000
Sodus Central School District, GO Notes, BAN	1.00	2/3/16	1,000,000		1,000,025
Syracuse Industrial Development Agency, Civic Facility Revenue (Community Development Properties - Vanderbilt/Larned Project) (LOC; M&T Trust)	0.06	2/7/16	1,705,000	[a]	1,705,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.01	2/7/16	905,000	[a]	905,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Syracuse University Project) (LOC; JPMorgan Chase Bank)	0.01	2/1/16	4,400,000	[a]	4,400,000
Tender Option Bond Trust Receipts (Series 2016-ZM0128), (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.01	2/7/16	4,375,000	[a,b,c]	4,375,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	5,700,000	[a]	5,700,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (LOC; State Street Bank and Trust Co.)	0.01	2/7/16	3,510,000	[a]	3,510,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (LOC; Wells Fargo Bank)	0.01	2/1/16	3,300,000	[a]	3,300,000
Total Investments (cost $419,736,730)			100.0%	419,736,730
Cash and Receivables (Net)			0.0%	93,050
Net Assets			100.0%	419,829,780

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $10,625,000 or 2.53% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
City	22.0
Housing	18.4
Education	12.2
Transportation Services	12.0
Special Tax	11.5
Utility-Water and Sewer	6.8
Health Care	6.4
Industrial	5.3
Lease	2.4
Utility-Electric	1.6
Other	1.4
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 100.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.7%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.17	2/7/16	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.02	2/7/16	14,000,000	[a]	14,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.01	2/7/16	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.01	2/7/16	20,000,000	[a]	20,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone Revenue (Hunt Refining Project) (LOC; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	25,000,000	[a]	25,000,000
		89,000,000
Arizona - .9%
Arizona Health Facilities Authority, Revenue, Refunding (Phoenix Children's Hospital) (P-FLOATS Series MT-836) (Liquidity Facility; Bank of America and LOC; Bank of America)	0.21	2/7/16	10,495,000	[a,b,c]	10,495,000
Tender Option Bond Trust Receipts (Series 2015-ZM0125), (Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue) (Liquidity Facility; Royal Bank of Canada)	0.01	2/7/16	1,900,000	[a,b,c]	1,900,000
Yavapai County Industrial Development Authority, Revenue (Skanon Investments, Inc. - Drake Cement Project) (LOC; Citibank NA)	0.04	2/7/16	4,500,000	[a]	4,500,000
		16,895,000
California - 1.4%
California, CP (LOC; Royal Bank of Canada)	0.07	2/10/16	6,750,000		6,750,000
California Statewide Communities Development Authority, Revenue, CP (Kaiser Permanente)	0.07	3/17/16	9,000,000		9,000,000
Los Angeles County, TRAN	5.00	6/30/16	10,000,000		10,192,452
		25,942,452
Colorado - 8.7%
Colorado Educational and Cultural Facilities Authority, Revenue (National Jewish Federation Bond Program) (LOC; Northern Trust Company)	0.01	2/1/16	7,300,000	[a]	7,300,000
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	0.01	2/7/16	68,390,000	[a]	68,390,000
Metro Wastewater Reclamation District, Sewer Improvement Revenue	5.00	4/1/16	3,000,000		3,023,715
Sheridan Redevelopment Agency, Tax Increment Revenue, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.04	2/7/16	9,100,000	[a]	9,100,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.02	2/7/16	45,000,000	[a]	45,000,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.02	2/7/16	33,300,000	[a,b]	33,300,000
		166,113,715
Connecticut - .3%
Derby, GO Notes, BAN	1.00	3/15/16	2,675,000		2,677,366
JPMorgan Chase Putters/Drivers Trust (Series 5003), (Connecticut, GO Notes, Refunding) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	3,200,000	[a,b,c]	3,200,000
		5,877,366
Delaware - 2.9%
Delaware Health Facilities Authority, Revenue (Christiana Care Health Services)	0.01	2/7/16	56,000,000	[a]	56,000,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
District of Columbia - 1.3%
District of Columbia Water and Sewer Authority, Public Utility Subordinated Lien Revenue (Eagle Series 2013-0012) (Liquidity Facility; Citibank NA)	0.02	2/7/16	9,500,000	[a,b,c]	9,500,000
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, CP (LOC; JPMorgan Chase Bank)	0.07	3/3/16	16,000,000		16,000,000
		25,500,000
Florida - 4.6%
Collier County Health Facilities Authority, Revenue, CP (Cleveland Clinic Health System)	0.06	2/10/16	30,000,000		30,000,000
Gainesville, Utility System Revenue, CP (Liquidity Facility; Bank of America)	0.02	2/8/16	19,000,000		19,000,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.04	2/16/16	12,800,000		12,800,000
Orlando Utilities Commission, Utility System Revenue, Refunding	0.01	2/7/16	12,755,000	[a]	12,755,000
Sunshine State Government Financing Commission, Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.08	3/10/16	14,000,000		14,000,000
		88,555,000
Georgia - 1.9%
Cobb County Hospital Authority, RAC (Equipment Pool Project) (LOC; Wells Fargo Bank)	0.01	2/7/16	11,300,000	[a]	11,300,000
Fulton County Development Authority, Revenue (Children's Healthcare of Atlanta, Inc. Project) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/16	5,925,000	[a]	5,925,000
Private Colleges and Universities Authority, Revenue (Emory University)	0.01	2/7/16	19,550,000	[a]	19,550,000
		36,775,000
Illinois - 3.1%
Brookfield, Revenue (Brookfield Zoo Project) (LOC; Northern Trust Company)	0.04	2/7/16	30,720,000	[a]	30,720,000
Illinois Development Finance Authority, Revenue (Sinai Communitiy Institute Project) (LOC; JPMorgan Chase Bank)	0.01	2/7/16	5,000,000	[a]	5,000,000
Illinois Educational Facilities Authority, Revenue (National-Louis University) (LOC; JPMorgan Chase Bank)	0.01	2/7/16	9,150,000	[a]	9,150,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project) (Liquidity Facility; Northern Trust Company)	0.04	2/7/16	3,715,000	[a]	3,715,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Royal Bank of Canada)	0.03	2/7/16	10,365,000	[a,b,c]	10,365,000
		58,950,000
Indiana - .2%
Indiana Municipal Power Agency, Power Supply System Revenue, Refunding (LOC; U.S. Bank NA)	0.01	2/1/16	3,030,000	[a]	3,030,000
The Trustees of Purdue University, Student Facilities System Revenue (Purdue University)	0.01	2/7/16	1,500,000	[a]	1,500,000
		4,530,000
Louisiana - 2.5%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Kenner Theatres, L.L.C. Project) (LOC; FHLB)	0.01	2/7/16	3,650,000	[a]	3,650,000
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, Refunding (LOOP LLC Project) (LOC; JPMorgan Chase Bank)	0.01	2/1/16	3,600,000	[a]	3,600,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.01	2/7/16	15,215,000	[a]	15,215,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.01	2/7/16	16,900,000	[a]	16,900,000
Port of New Orleans Board of Commissioners, Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.01	2/7/16	8,195,000	[a]	8,195,000
		47,560,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 1.6%
Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue (Crusaders Arms Apartments) (LOC; FHLMC)	0.01	2/7/16	1,800,000	[a]	1,800,000
Maryland Economic Development Corporation, Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.06	2/7/16	5,935,000	[a]	5,935,000
Maryland Stadium Authority, Sports Facilities LR, Refunding (Football Stadium Issue) (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	14,900,000	[a]	14,900,000
Montgomery County, Consolidated Public Improvement GO Notes, BAN (Liquidity Facility; Wells Fargo Bank)	0.01	2/1/16	4,400,000	[a]	4,400,000
Montgomery County, Consolidated Public Improvement GO Notes, BAN (Liquidity Facility; Wells Fargo Bank)	0.01	2/1/16	1,400,000	[a]	1,400,000
Montgomery County, CP (Liquidity Facility; PNC Bank NA)	0.02	2/17/16	2,500,000		2,500,000
		30,935,000
Massachusetts - 3.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.02	2/18/16	8,300,000		8,300,000
Massachusetts Health and Educational Facilities Authority, Revenue (Museum of Fine Arts Issue) (Liquidity Facility; Bank of America)	0.01	2/1/16	4,800,000	[a]	4,800,000
Massachusetts Housing Finance Agency, Housing Revenue (Princeton Westford Project) (LOC; Bank of America)	0.01	2/7/16	4,800,000	[a]	4,800,000
Massachusetts School Building Authority, CP (LOC; Citibank NA)	0.03	2/16/16	16,000,000		16,000,000
New Bedford, GO Notes, BAN	1.50	5/3/16	11,220,000		11,252,929
University of Massachusetts Building Authority, Project Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	18,275,000	[a]	18,275,000
		63,427,929
Michigan - 3.5%
Board of Trustees of the Michigan State University, CP	0.02	2/3/16	7,655,000		7,655,000
Board of Trustees of the Michigan State University, CP	0.03	3/3/16	23,220,000		23,220,000
Michigan Finance Authority, HR (Catholic Health East Trinity Health Credit Group)	0.13	3/1/16	16,245,000		16,245,000
Michigan Housing Development Authority, SFMR (Liquidity Facility; FHLB)	0.01	2/7/16	20,000,000	[a]	20,000,000
		67,120,000
Minnesota - 3.5%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.06	2/7/16	5,100,000	[a]	5,100,000
Hennepin County, GO Notes (Liquidity Facility; U.S. Bank NA)	0.01	2/7/16	21,000,000	[a]	21,000,000
Minneapolis and Saint Paul Housing and Redevelopment Authority, Health Care System Revenue (Allina Health System) (LOC; JPMorgan Chase Bank)	0.01	2/1/16	5,700,000	[a]	5,700,000
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.07	3/8/16	35,000,000		35,000,000
		66,800,000
Mississippi - .8%
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/1/16	5,585,000	[a]	5,585,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.01	2/7/16	10,000,000	[a]	10,000,000
		15,585,000
Missouri - 2.6%
Curators of the University of Missouri, CP	0.02	2/17/16	20,000,000		20,000,000
Missouri Health and Educational Facilities Authority, Revenue (Ascension Health Senior Health Group)	0.01	2/7/16	4,600,000	[a]	4,600,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 2.6% (continued)
Missouri State Board of Public Buildings, Special Obligation Revenue	3.00	4/1/16	4,130,000		4,148,697
Saint Louis, General Fund Revenue, TRAN	2.00	6/1/16	20,000,000		20,108,533
		48,857,230
Montana - 1.0%
Forsyth, PCR Refunding (PacifiCorp Project)	0.01	2/1/16	19,200,000	[a]	19,200,000
Nebraska - .9%
Nebraska Investment Finance Authority, SFHR (Liquidity Facility; FHLB)	0.01	2/7/16	13,400,000	[a]	13,400,000
Tender Option Bond Trust Receipts (Series 2015-XF2206), (University of Nebraska Board of Regents, Revenue (University of Nebraska-Lincoln Student Fees and Facilities)) (Liquidity Facility; Citibank NA)	0.01	2/7/16	3,100,000	[a,b,c]	3,100,000
		16,500,000
Nevada - .1%
Nevada, GO Notes, Refunding (Capital Improvement and Cultural Affairs Bonds)	4.00	3/1/16	1,500,000		1,504,604
New Hampshire - 2.2%
New Hampshire, GO Notes	5.00	2/1/16	6,000,000		6,000,000
New Hampshire Health and Education Facilities Authority, Revenue (University System of New Hampshire Issue) (Liquidity Facility; U.S. Bank NA)	0.01	2/1/16	5,000,000	[a]	5,000,000
New Hampshire Health and Education Facilities Authority, Revenue (University System of New Hampshire Issue) (Liquidity Facility; U.S. Bank NA)	0.01	2/1/16	1,575,000	[a]	1,575,000
New Hampshire Health and Education Facilities Authority, Revenue (University System of New Hampshire Issue) (Liquidity Facility; Wells Fargo Bank)	0.01	2/1/16	29,100,000	[a]	29,100,000
		41,675,000
New Jersey - 1.4%
Burlington County Bridge Commission, Lease Revenue Notes (Governmental Leasing Program)	1.50	5/17/16	7,000,000		7,024,828
Guttenberg, GO Notes, BAN	1.00	3/18/16	6,000,000		6,003,003
Toms River Township, GO Notes, BAN	1.00	6/22/16	13,909,200		13,927,923
		26,955,754
New York - 6.6%
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.06	2/7/16	7,165,000	[a]	7,165,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.06	2/7/16	8,635,000	[a]	8,635,000
Lancaster Industrial Development Agency, Civic Facility Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.06	2/7/16	5,365,000	[a]	5,365,000
Metropolitan Transportation Authority, Dedicated Tax Fund, BAN	0.75	6/1/16	10,000,000		10,017,138
Metropolitan Transportation Authority, Transportation Revenue (LOC; TD Bank)	0.01	2/7/16	3,275,000	[a]	3,275,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; TD Bank)	0.01	2/7/16	9,000,000	[a]	9,000,000
Metropolitan Transportation Authority, Transportation Revenue, BAN	0.50	3/1/16	30,000,000		30,005,314
Metropolitan Transportation Authority, Transportation Revenue, BAN	1.00	3/1/16	10,000,000		10,005,208
New York City, GO Notes (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	1,850,000	[a]	1,850,000
New York City, GO Notes (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	1,600,000	[a]	1,600,000
New York City Municipal Water Finance Authority, Water and Sewer System General Resolution Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	2,700,000	[a]	2,700,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 6.6% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	1,100,000	[a]	1,100,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; PNC Bank NA)	0.01	2/1/16	2,000,000	[a]	2,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.01	2/1/16	1,420,000	[a]	1,420,000
New York City Transitional Finance Authority, Future Tax Secured Revenue	0.01	2/1/16	5,965,000	[a]	5,965,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Liquidity Facility; U.S. Bank NA)	0.01	2/1/16	9,000,000	[a]	9,000,000
New York Local Government Assistance Corporation, Subordinate Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.01	2/7/16	6,000,000	[a]	6,000,000
New York State Dormitory Authority, Revenue, CP (Columbia University)	0.05	3/1/16	3,400,000		3,400,000
Tompkins County Industrial Development Agency, Civic Facility Revenue (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.11	2/7/16	8,240,000	[a]	8,240,000
		126,742,660
North Carolina - 5.9%
Board of Governors of the University of North Carolina, CP	0.04	2/9/16	33,500,000		33,500,000
Board of Governors of the University of North Carolina, CP	0.04	2/23/16	25,000,000		25,000,000
Board of Governors of the University of North Carolina, CP	0.04	2/24/16	5,000,000		5,000,000
Charlotte-Mecklenburg Hospital Authority, Health Care Revenue (Carolinas HealthCare System) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/1/16	3,100,000	[a]	3,100,000
Guilford County, GO Notes (Liquidity Facility; Branch Banking and Trust Co.)	0.03	2/7/16	11,600,000	[a]	11,600,000
Guilford County, Public Improvement GO Notes	5.00	3/1/16	1,900,000		1,907,312
North Carolina, GO Notes, Refunding	5.00	6/1/16	4,070,000		4,134,470
North Carolina, LOR, Refunding (Citigroup ROCS, Series 2015-XF2113) (Liquidity Facility; Citibank NA)	0.02	2/7/16	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities Finance Agency, Revenue (Duke University Project) (Eagle Series 2014-0051) (Liquidity Facility; Citibank NA)	0.02	2/7/16	12,000,000	[a,b,c]	12,000,000
Raleigh, Combined Enterprise System Revenue	0.01	2/7/16	5,570,000	[a]	5,570,000
Raleigh, Combined Enterprise System Revenue	0.01	2/7/16	8,610,000	[a]	8,610,000
		113,221,782
Ohio - .3%
Ohio, GO Notes (Third Frontier Research and Development)	2.00	5/1/16	5,000,000		5,021,938
Oklahoma - .3%
Oklahoma Housing Finance Agency, Revenue (Wesley Village Retirement Community)	0.25	2/1/16	5,000,000		5,000,000
Oklahoma Water Resource Board, Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.25	3/1/16	1,050,000		1,050,000
		6,050,000
Oregon - .2%
Portland, Second Lien Sewer System Revenue	5.00	3/1/16	4,000,000		4,015,229
Pennsylvania - 3.1%
Delaware County Industrial Development Authority, Airport Facilities Revenue, Refunding (United Parcel Service Project)	0.01	2/1/16	5,700,000	[a]	5,700,000
East Hempfield Township Industrial Development Authority, Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.06	2/7/16	9,055,000	[a]	9,055,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 3.1% (continued)
East Hempfield Township Industrial Development Authority, Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.06	2/7/16	2,015,000	[a]	2,015,000
General Authority of South Central Pennsylvania, Revenue (Lutheran Social Services of South Central Pennsylvania Project) (LOC; M&T Trust)	0.06	2/7/16	14,535,000	[a]	14,535,000
Philadelphia, GO Notes, TRAN	2.00	6/30/16	15,000,000		15,105,409
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project) (Liquidity Facility; Wells Fargo Bank)	0.01	2/1/16	495,000	[a]	495,000
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project) (Liquidity Facility; Wells Fargo Bank)	0.01	2/1/16	4,500,000	[a]	4,500,000
Pittsburgh Water and Sewer Authority, Water and Sewer System First Lien Revenue, Refunding (LOC; Royal Bank of Canada)	0.01	2/7/16	6,600,000	[a]	6,600,000
Ridley School District, GO Notes (LOC; TD Bank)	0.02	2/7/16	2,000,000	[a]	2,000,000
		60,005,409
South Carolina - 1.2%
Horry County School District, GO Notes, Refunding	5.00	3/1/16	3,775,000		3,789,545
Richland County School District Number 1, GO Notes	1.00	3/1/16	14,975,000		14,983,988
Rock Hill School District Number 3, GO Notes	1.00	3/1/16	5,000,000		5,003,239
		23,776,772
Tennessee - 5.5%
Blount County Public Building Authority, Local Government Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	2/7/16	1,235,000	[a]	1,235,000
Blount County Public Building Authority, Local Government Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	2/7/16	7,870,000	[a]	7,870,000
Johnson City Health and Educational Facilities Board, HR (Mountain States Health Alliance) (LOC; U.S. Bank NA)	0.01	2/7/16	4,075,000	[a]	4,075,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.09	2/18/16	10,000,000		10,000,000
Metropolitan Government of Nashville and Davidson County, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.02	2/17/16	10,000,000		10,000,000
Metropolitan Government of Nashville and Davidson County, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.02	2/17/16	10,000,000		10,000,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America)	0.01	2/7/16	30,125,000	[a]	30,125,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; FHLB)	0.01	2/7/16	5,030,000	[a]	5,030,000
Shelby County, GO Notes, Refunding	5.00	3/1/16	4,250,000		4,265,978
Shelby County, GO Notes, Refunding	5.00	4/1/16	2,405,000		2,423,960
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College) (LOC; Wells Fargo Bank)	0.06	2/7/16	5,000,000	[a]	5,000,000
Tennessee, CP (Liquidity Facility; Tennessee Consolidated Retirement System)	0.06	2/16/16	15,600,000		15,600,000
		105,624,938
Texas - 14.9%
Allen Independent School District, GO Notes, Refunding	4.00	2/15/16	2,580,000		2,583,953
Bryan Independent School District, Unlimited Tax Bonds, Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	5,815,000		5,819,247
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.03	2/17/16	15,000,000		15,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 14.9% (continued)
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.07	2/17/16	9,870,000		9,870,000
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.04	3/1/16	9,690,000		9,690,000
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.04	3/3/16	2,248,000		2,248,000
Denton Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America)	0.01	2/7/16	25,000,000	[a]	25,000,000
El Paso County, Water and Sewer Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.04	2/17/16	5,000,000		5,000,000
El Paso Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC; Permanent School Fund Guarantee Program)	0.09	2/18/16	10,000,000		10,000,000
Garland, GO Notes, Refunding	3.00	2/15/16	5,645,000		5,651,505
Goose Creek Consolidated Independent School District, GO Notes, Refunding	5.25	2/15/16	1,325,000		1,327,721
Gulf Coast Industrial Development Authority, Revenue (ExxonMobil Project)	0.01	2/1/16	11,600,000	[a]	11,600,000
Harris County Cultural Education Facilities Finance Corporation, HR, Refunding (Memorial Hermann Health System)	0.01	2/7/16	20,000,000	[a]	20,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.01	2/1/16	5,620,000	[a]	5,620,000
Harris County Cultural Education Facilities Finance Corporation, Revenue, CP (The Methodist Hospital System)	0.18	2/3/16	6,000,000		6,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue, CP (The Methodist Hospital System)	0.12	3/9/16	10,000,000		10,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue, CP (The Methodist Hospital System)	0.08	3/17/16	6,000,000		6,000,000
Harris County Metropolitan Transportation Authority, CP (Liquidity Facility; JPMorgan Chase Bank)	0.09	4/6/16	20,000,000		20,000,000
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.13	3/15/16	5,000,000		5,000,000
Lubbock, GO Notes, Refunding	2.00	2/15/16	6,965,000		6,970,208
Marshall Independent School District, GO Notes	1.50	2/15/16	3,405,000		3,406,833
Plemons-Stinnett-Phillips Consolidated School District, GO Notes (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	1,415,000		1,416,056
Red River Education Finance Corporation, Higher Education Revenue (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.01	2/7/16	53,500,000	[a]	53,500,000
Tarrant County Cultural Education Facilities Finance Corporation, Revenue (Texas Health Resources System) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	3,000,000	[a]	3,000,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/16	13,825,000	[a]	13,825,000
Texas Public Finance Authority, CP	0.02	2/4/16	5,000,000		5,000,000
Texas Transportation Commission, GO Mobility Fund Bonds (Liquidity Facility: California Public Employees Retirement System and State Street Bank and Trust Co.)	0.01	2/7/16	16,300,000	[a]	16,300,000
Travis County, GO Notes, Refunding	5.50	3/1/16	1,905,000		1,913,048
University of Texas, University Revenue, CP	0.02	2/25/16	3,300,000		3,300,000
		285,041,571

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - 2.1%
Intermountain Power Agency, Power Supply Revenue, CP (Liquidity Facility; Bank of America)	0.08	3/28/16	15,000,000		15,000,000
Jordanelle Special Service District, Assessment Revenue (Tuhaye Project) (LOC; Wells Fargo Bank)	0.02	2/7/16	1,026,000	[a]	1,026,000
Utah County, HR (Intermountain Health Care Health Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.01	2/7/16	18,600,000	[a]	18,600,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.04	2/7/16	6,400,000	[a]	6,400,000
		41,026,000
Vermont - .1%
Vermont Educational and Health Buildings Financing Agency, Revenue (North Country Hospital Project) (LOC; TD Bank)	0.01	2/1/16	2,635,000	[a]	2,635,000
Virginia - .3%
Alexandria Industrial Development Authority, Headquarters Facilities Revenue (American Academy of Otolaryngology-Head and Neck Surgery Foundation, Inc.) (LOC; Bank of America)	0.01	2/7/16	6,310,000	[a]	6,310,000
Washington - 1.7%
King County, Junior Lien Sewer Revenue (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.02	2/7/16	7,500,000	[a]	7,500,000
Washington, Various Purpose GO, Refunding (P-FLOATS Series PT-4658) (Liquidity Facility; Bank of America)	0.02	2/7/16	7,250,000	[a,b,c]	7,250,000
Washington Housing Finance Commission, MFHR (Reserve at Renton Apartments Project) (LOC; FHLB)	0.02	2/7/16	8,000,000	[a]	8,000,000
Washington Housing Finance Commission, Nonprofit Revenue, Refunding (Panorama City Project) (LOC; Wells Fargo Bank)	0.02	2/7/16	4,030,000	[a]	4,030,000
Washington Housing Finance Commission, Revenue (Reserve at SeaTac Apartments Project) (LOC; FHLB)	0.02	2/7/16	5,500,000	[a]	5,500,000
		32,280,000
Wisconsin - 4.5%
Milwaukee Redevelopment Authority, Redevelopment LR (University of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.01	2/7/16	5,385,000	[a]	5,385,000
Oneida Tribe of Indians of Wisconsin, Health Facilities Revenue (LOC; Bank of America)	0.07	2/7/16	11,090,000	[a]	11,090,000
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group) (Eclipse Funding Trust, Series 0029) (Liquidity Facility; U.S. Bank NA and LOC; U.S. Bank NA)	0.01	2/7/16	22,750,000	[a,b,c]	22,750,000
Wisconsin Health and Educational Facilities Authority, Revenue (Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.04	2/7/16	8,345,000	[a]	8,345,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.09	3/3/16	26,000,000		26,000,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.15	4/5/16	13,000,000		13,000,000
		86,570,000
Total Investments (cost $1,918,580,349)			100.1%	1,918,580,349
Liabilities, Less Cash and Receivables			(0.1%)	(1,318,240)
Net Assets			100.0%	1,917,262,109

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $116,660,000 or 6.08% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	25.1
Health Care	15.9
Industrial	10.0
State/Territory	6.8
City	6.3
Transportation Services	6.3
Utility-Electric	5.7
Utility-Water and Sewer	5.3
County	3.6
Housing	3.6
Special Tax	2.0
Lease	1.6
Pollution Control	1.0
Other	6.9
100.1

† Based on net assets.

See notes to financial statements.

Dreyfus California AMT-Free Municipal Cash Management
Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0%
ABAG Finance Authority for Nonprofit Corporations, Revenue (California Alumni Association Project) (LOC; Bank of America)	0.04	2/7/16	3,890,000	[a]	3,890,000
Alameda County Industrial Development Authority, Recovery Zone Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.03	2/7/16	2,095,000	[a]	2,095,000
Alameda County Industrial Development Authority, Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.03	2/7/16	2,900,000	[a]	2,900,000
California, CP (LOC; Royal Bank of Canada)	0.05	2/22/16	10,500,000		10,500,000
California, CP (LOC; Royal Bank of Canada)	0.09	2/29/16	4,700,000		4,700,000
California, CP (LOC; Royal Bank of Canada)	0.05	3/9/16	3,500,000		3,500,000
California, CP (LOC; U.S. Bank NA)	0.04	3/7/16	3,400,000		3,400,000
California, CP (LOC; Wells Fargo Bank)	0.04	3/29/16	11,100,000		11,100,000
California, GO Notes (Kindergarten-University) (LOC; Citibank NA)	0.01	2/1/16	3,900,000	[a]	3,900,000
California, GO Notes (Kindergarten-University) (LOC; Citibank NA)	0.01	2/1/16	2,400,000	[a]	2,400,000
California, GO Notes (Kindergarten-University) (LOC; Citibank NA)	0.01	2/1/16	2,950,000	[a]	2,950,000
California, GO Notes (Kindergarten-University) (LOC; Citibank NA)	0.01	2/1/16	1,000,000	[a]	1,000,000
California, GO Notes (Kindergarten-University) (LOC; State Street Bank and Trust Co.)	0.01	2/1/16	2,195,000	[a]	2,195,000
California, GO Notes (Kindergarten-University) (LOC; State Street Bank and Trust Co.)	0.01	2/1/16	1,500,000	[a]	1,500,000
California, GO Notes (LOC; JPMorgan Chase Bank)	0.01	2/1/16	13,350,000	[a]	13,350,000
California, GO Notes (LOC; Mizuho Bank, Ltd.)	0.01	2/7/16	9,500,000	[a]	9,500,000
California, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	10,000,000	[a]	10,000,000
California, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	6,140,000	[a]	6,140,000
California Department of Water Resources, Water Revenue, CP (Liquidity Facility; Bank of Montreal)	0.07	3/1/16	9,961,000		9,961,000
California Department of Water Resources, Water Revenue, CP (Liquidity Facility; Bank of Montreal)	0.08	3/2/16	4,383,000		4,383,000
California Educational Facilities Authority, Revenue, CP (Stanford University)	0.07	3/30/16	1,200,000		1,200,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank)	0.05	2/7/16	7,830,000	[a]	7,830,000
California Enterprise Development Authority, Recovery Zone Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.02	2/7/16	15,000,000	[a,b]	15,000,000
California Health Facilities Financing Authority, Revenue (Saint Joseph Health System) (LOC; U.S. Bank NA)	0.01	2/1/16	5,275,000	[a]	5,275,000
California Infrastructure and Economic Development Bank, (Alegacy Foodservice Products Group, Inc. and Eagleware Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	0.02	2/7/16	4,125,000	[a]	4,125,000
California Infrastructure and Economic Development Bank, Revenue (Goodwill Industries of Orange County, California) (LOC; Wells Fargo Bank)	0.07	2/7/16	1,280,000	[a]	1,280,000
California Infrastructure and Economic Development Bank, Revenue (SRI International) (LOC; Wells Fargo Bank)	0.02	2/7/16	2,310,000	[a]	2,310,000
California Infrastructure and Economic Development Bank, Revenue, Refunding (Los Angeles County Museum of Natural History Foundation) (LOC; Wells Fargo Bank)	0.01	2/1/16	3,245,000	[a]	3,245,000
California Municipal Finance Authority, MFHR (Pacific Meadows Apartments) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.07	2/7/16	6,645,000	[a,b]	6,645,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free Municipal Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0% (continued)
California Municipal Finance Authority, Recovery Zone Facility Revenue (Chevron U.S.A. Inc. Project)	0.01	2/1/16	1,600,000	[a]	1,600,000
California Municipal Finance Authority, Recovery Zone Facility Revenue (Chevron U.S.A. Inc. Project)	0.01	2/1/16	750,000	[a]	750,000
California Municipal Finance Authority, Revenue (Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.05	2/7/16	960,000	[a]	960,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank	0.01	2/1/16	9,000,000	[a]	9,000,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.01	2/1/16	11,000,000	[a]	11,000,000
California Pollution Control Financing Authority, SWDR (Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.01	2/7/16	3,900,000	[a]	3,900,000
California Pollution Control Financing Authority, SWDR (Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.01	2/7/16	7,150,000	[a]	7,150,000
California Pollution Control Financing Authority, SWDR (Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.03	2/7/16	1,750,000	[a]	1,750,000
California Pollution Control Financing Authority, SWDR (South Bay Recycling Project) (LOC; Union Bank NA)	0.01	2/7/16	1,550,000	[a]	1,550,000
California Pollution Control Financing Authority, SWDR, Refunding (BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.01	2/7/16	8,165,000	[a]	8,165,000
California Pollution Control Financing Authority, SWDR, Refunding (MarBorg Industries Project) (LOC; Union Bank NA)	0.01	2/7/16	2,055,000	[a]	2,055,000
California Statewide Communities Development Authority, MFHR (Foxwood Apartments Project) (LOC; Wells Fargo Bank)	0.02	2/7/16	4,150,000	[a]	4,150,000
California Statewide Communities Development Authority, Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.11	2/7/16	1,555,000	[a]	1,555,000
California Statewide Communities Development Authority, Revenue (Metropolitan Area Advisory Committee Project) (LOC; Bank of America)	0.09	2/7/16	2,990,000	[a]	2,990,000
California Statewide Communities Development Authority, Revenue, CP (Kaiser Permanente)	0.07	3/17/16	28,200,000		28,200,000
East Bay Municipal Utility District, CP (Liquidity Facility; Bank of America)	0.06	3/3/16	10,000,000		10,000,000
East Bay Municipal Utility District, CP (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.07	3/8/16	18,000,000		18,000,000
Golden Valley Unified School District, GO Notes, TRAN	2.00	6/30/16	1,400,000		1,409,763
Hillsborough, COP (Water and Sewer Systems Projects) (Liquidity Facility; JPMorgan Chase Bank)	0.01	2/7/16	8,020,000	[a]	8,020,000
Imperial Community College District, GO Notes, TRAN	2.00	2/26/16	2,500,000		2,503,020
Irvine Ranch Water District, (Improvement District Numbers 105, 112, 113, 121, 130, 140, 161, 182, 184, 186, 188, 212, 213, 221, 230, 240, 250, 261, 282, 284, 286 and 288) (LOC; U.S. Bank NA)	0.01	2/1/16	4,200,000	[a]	4,200,000
Kern County, GO Notes, TRAN	7.00	6/30/16	1,000,000		1,027,329
Lancaster School District, GO Notes, TRAN	2.00	6/30/16	3,680,000		3,706,366
Los Angeles County, TRAN	5.00	6/30/16	4,000,000		4,076,981
Los Angeles Department of Water and Power, Power System Revenue (Liquidity Facility; Bank of Montreal)	0.01	2/1/16	6,100,000	[a]	6,100,000
Los Angeles Municipal Improvement Corporation, LR (Real Property)	4.00	3/1/16	1,000,000		1,002,896
Los Angeles Municipal Improvement Corporation, LR, CP (LOC; Wells Fargo Bank)	0.04	2/10/16	3,000,000		3,000,000
Los Angeles Municipal Improvement Corporation, LR, CP (LOC; Wells Fargo Bank)	0.08	2/23/16	6,700,000		6,700,000

Dreyfus California AMT-Free Municipal Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - 100.0% (continued)
Manteca Redevelopment Agency, Subordinate Tax Allocation Revenue, Refunding (Amended Merged Project Area) (LOC; State Street Bank and Trust Co.)	0.01	2/1/16	12,535,000	[a]	12,535,000
Monterey Peninsula Water Management District, COP (Wastewater Reclamation Project) (LOC; Wells Fargo Bank)	0.03	2/7/16	4,331,000	[a]	4,331,000
Oakland, GO Notes, TRAN	2.00	6/30/16	2,000,000		2,013,973
Orange County, Apartment Development Revenue, Refunding (Villa Aliento Issue) (LOC; FNMA)	0.01	2/7/16	240,000	[a]	240,000
Orange County, Apartment Development Revenue, Refunding (Villa La Paz Issue) (LOC; FNMA)	0.01	2/7/16	3,550,000	[a]	3,550,000
Riverside County, GO Notes, TRAN	2.00	6/30/16	4,000,000		4,027,945
Sacramento County Housing Authority, MFHR (Ashford Park Apartments) (LOC; FNMA)	0.02	2/7/16	3,560,000	[a]	3,560,000
Sacramento County Housing Authority, MFHR, Refunding (Stonebridge Apartments) (LOC; FNMA)	0.01	2/7/16	8,000,000	[a]	8,000,000
Sacramento Municipal Utility District, Subordinated Electric Revenue, Refunding (LOC; Bank of America)	0.01	2/7/16	20,000,000	[a]	20,000,000
San Bernardino County, MFHR (Sycamore Terrace Apartments) (LOC; FNMA)	0.03	2/7/16	5,600,000	[a]	5,600,000
San Bernardino County, MFHR, Refunding (Rosewood Apartments) (LOC; FNMA)	0.03	2/7/16	2,725,000	[a]	2,725,000
San Bernardino County, MFHR, Refunding (Somerset Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.03	2/7/16	2,995,000	[a]	2,995,000
San Diego County, COP (Friends of Chabad Lubavitch) (LOC; Comerica Bank)	0.04	2/7/16	400,000	[a]	400,000
San Diego County, COP (Museum of Contemporary Art San Diego) (LOC; Northern Trust Company)	0.01	2/7/16	950,000	[a]	950,000
San Diego County, COP (San Diego Museum of Art) (LOC; Wells Fargo Bank)	0.05	2/7/16	400,000	[a]	400,000
San Francisco City and County Public Utilities Commission, Wastewater Revenue, CP (Liquidity Facility; Bank of America)	0.03	3/14/16	6,400,000		6,400,000
San Francisco City and County Redevelopment Agency, MFHR (Mercy Terrace Project) (LOC; FNMA)	0.02	2/7/16	9,100,000	[a]	9,100,000
San Jose Redevelopment Agency, CP (Merged Area Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.10	4/11/16	12,400,000		12,400,000
Santa Clara Valley Transportation Authority, Measure A Sales Tax Revenue (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.01	2/7/16	11,000,000	[a]	11,000,000
Southern California Public Power Authority, Revenue, Refunding (Magnolia Power Project) (LOC; Wells Fargo Bank)	0.01	2/7/16	1,990,000	[a]	1,990,000
Tahoe Forest Hospital District, Revenue (LOC; U.S. Bank NA)	0.01	2/1/16	4,445,000	[a]	4,445,000
Turlock Irrigation District, Revenue, CP (LOC; Bank of America)	0.04	3/10/16	2,300,000		2,300,000
University of California, General Revenue	0.01	2/7/16	16,800,000	[a]	16,800,000
Yolo County, MFHR (Primero Grove Student Apartments Project) (LOC; California State Teachers Retirement System)	0.08	2/7/16	685,000	[a]	685,000
Yosemite Unified School District, GO Notes, TRAN	2.00	6/30/16	975,000		981,985
Total Investments (cost $448,225,258)			100.0%	448,225,258
Cash and Receivables (Net)			0.0%	158,625
Net Assets			100.0%	448,383,883

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $21,645,000 or 4.83% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
State/Territory	17.2
Utility-Water and Sewer	16.4
Housing	10.5
Industrial	9.6
Pollution Control	9.1
Education	6.8
City	6.3
Special Tax	6.2
Utility-Electric	4.9
Health Care	2.2
Lease	2.0
County	1.1
Resource Recovery	.5
Other	7.2
100.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Prime Cash Management	Dreyfus Treasury & Agency Cash Management		Dreyfus Treasury Prime Cash Management
Assets ($):
Investments at value—Note 1(a,b)†	24,858,114,483	[a]	18,930,414,536	[a]	3,792,514,852	20,256,772,978	[a]	38,636,766,118
Cash	11,143,365		-		458,953	-		-
Interest receivable	7,719,290		9,183,640		264,608	21,875,408		77,257,726
Receivable for shares of Beneficial Interest subscribed	20,009		45,471		-	40,288,256		-
Receivable for investment securities sold	-		1,100,000,000		27,000,000	632,000,000		1,486,750,000
Prepaid expenses and other assets	562,639		206,466		129,337	97,503		183,969
	24,877,559,786		20,039,850,113		3,820,367,750	20,951,034,145		40,200,957,813
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	5,276,767		3,281,424		743,125	3,417,691		6,681,220
Cash overdraft due to Custodian	-		1,093,124		-	1,366,857		5,953,778
Payable for investment securities purchased	-		-		-	1,240,644,219		1,024,573,322
Payable for shares of Beneficial interest redeemed	1,254,340		5,717		-	298		62,300
Accrued expenses	462,049		225,543		124,245	156,980		298,292
	6,993,156		4,605,808		867,370	1,245,586,045		1,037,568,912
Net Assets ($)	24,870,566,630		20,035,244,305		3,819,500,380	19,705,448,100		39,163,388,901
Composition of Net Assets ($):
Paid-in capital	24,870,602,950		20,035,568,044		3,819,520,344	19,705,848,201		39,163,447,826
Accumulated net realized gain (loss) on investments	(36,320)		(323,739)		(19,964)	(400,101)		(58,925)
Net Assets ($)	24,870,566,630		20,035,244,305		3,819,500,380	19,705,448,100		39,163,388,901
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	20,312,767,696		16,493,855,196		2,282,377,480	16,300,313,170		30,851,896,212
Shares Outstanding	20,312,794,063		16,494,174,519		2,282,392,280	16,300,639,200		30,851,936,760
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	1,577,869,394		1,535,017,056		580,123,513	2,404,303,901		4,346,184,508
Shares Outstanding	1,577,874,235		1,535,043,867		580,127,238	2,404,359,110		4,346,213,778
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Prime Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Prime Cash Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	2,034,366,351	1,892,122,707	646,417,772	365,175,085	705,722,133
Shares Outstanding	2,034,374,268	1,892,127,828	646,420,115	365,182,753	705,723,285
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	804,501,877	48,875,505	297,958,391	595,241,562	3,234,511,103
Shares Outstanding	804,498,438	48,876,709	297,960,894	595,252,014	3,234,499,084
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	-	-	-	4,756,709	-
Shares Outstanding	-	-	-	4,756,792	-
Net Asset Value Per Share ($)	-	-	-	1.00	-
Select Shares
Net Assets ($)	-	-	-	4,914,493	-
Shares Outstanding	-	-	-	4,914,586	-
Net Asset Value Per Share ($)	-	-	-	1.00	-
Agency Shares
Net Assets ($)	141,061,312	65,373,841	12,623,224	7,626,688	25,074,945
Shares Outstanding	141,061,945	65,376,519	12,623,619	7,626,870	25,074,918
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	-	-	-	23,116,492	-
Shares Outstanding	-	-	-	23,116,876	-
Net Asset Value Per Share ($)	-	-	-	1.00	-
† Investments at cost ($)	24,858,114,483	18,930,414,536	3,792,514,852	20,256,772,978	38,636,766,118

a Amount includes repurchase agreements of $1,625,000,000, $5,998,000,000 and $12,632,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively. See Note 1(b).

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (continued)

	Dreyfus Municipal Cash Management Plus	Dreyfus New York Municipal Cash Management	Dreyfus Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Assets ($):
Investments at value—Note 1(a,b)†	236,286,353	419,736,730	1,918,580,349	448,225,258
Cash	95,717	817,740	630,086	-
Interest receivable	637,672	848,063	2,319,671	339,517
Prepaid expenses and other assets	71,467	27,975	46,095	25,969
	237,091,209	421,430,508	1,921,576,201	448,590,744
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	16,380	40,017	142,033	28,636
Cash overdraft due to Custodian	-	-	-	146,249
Payable for investment securities purchased	2,600,004	1,486,055	4,075,002	-
Payable for shares of Beneficial interest redeemed	6	1,322	56	2,794
Accrued expenses	65,881	73,334	97,001	29,182
	2,682,271	1,600,728	4,314,092	206,861
Net Assets ($)	234,408,938	419,829,780	1,917,262,109	448,383,883
Composition of Net Assets ($):
Paid-in capital	234,374,426	419,829,780	1,917,262,109	448,383,883
Accumulated net realized gain (loss) on investments	34,512	–	–	-
Net Assets ($)	234,408,938	419,829,780	1,917,262,109	448,383,883
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	107,204,350	184,513,967	1,555,860,079	202,860,153
Shares Outstanding	107,054,753	184,516,382	1,555,862,031	202,855,760
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	101,477,202	213,258,840	287,319,124	233,192,263
Shares Outstanding	101,333,072	213,260,128	287,317,191	233,185,657
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

	Dreyfus Municipal Cash Management Plus	Dreyfus New York Municipal Cash Management	Dreyfus Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	7,698,696	20,650,065	35,306,120	-
Shares Outstanding	7,683,121	20,650,044	35,306,092	-
Net Asset Value Per Share ($)	1.00	1.00	1.00	-
Participant Shares
Net Assets ($)	18,028,690	1,406,908	38,776,786	12,331,467
Shares Outstanding	18,002,978	1,406,902	38,776,795	12,331,355
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
† Investments at cost ($)	236,286,353	419,736,730	1,918,580,349	448,225,258

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended January 31, 2016

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Prime Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Prime Cash Management
Investment Income ($):
Interest Income	67,487,521	28,379,252	4,413,619	23,671,513	26,469,658
Expenses:
Management fee—Note 2(a)	50,465,652	38,746,071	7,987,629	39,865,843	77,625,023
Service plan fees—Note 2(b)	9,555,693	5,454,257	2,828,485	9,901,666	24,878,201
Custodian fees—Note 2(c)	811,457	564,148	163,472	584,199	1,053,244
Prospectus and shareholders’ reports	809,122	290,439	82,879	37,696	241,373
Shareholder servicing costs—Note 2(c)	601,495	505,047	114,788	234,439	975,724
Registration fees	354,565	220,828	197,313	253,302	226,824
Trustees’ fees and expenses—Note 2(d)	172,100	131,519	27,912	136,403	263,553
Professional fees	104,711	86,220	53,541	90,274	98,860
Miscellaneous	361,571	249,877	96,406	268,187	420,512
Total Expenses	63,236,366	46,248,406	11,552,425	51,372,009	105,783,314
Less—reduction in expenses due to undertakings—Note 2(a)	(10,050,309)	(22,405,982)	(7,398,723)	(31,592,846)	(81,080,228)
Less—reduction in fees due to earnings credits—Note 2(c)	(61,225)	(22,889)	(2,390)	(30,261)	(2,127)
Net Expenses	53,124,832	23,819,535	4,151,312	19,748,902	24,700,959
Investment Income—Net	14,362,689	4,559,717	262,307	3,922,611	1,768,699
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(14,850)	(259,460)	17,940	(309,714)	429,655
Net Increase in Net Assets Resulting from Operations	14,347,839	4,300,257	280,247	3,612,897	2,198,354

See notes to financial statements.

	Dreyfus Municipal Cash Management Plus	Dreyfus New York Municipal Cash Management	Dreyfus Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Investment Income ($):
Interest Income	307,711	399,805	1,571,802	311,193
Expenses:
Management fee—Note 2(a)	626,035	752,837	3,957,366	905,334
Service plan fees—Note 2(b)	441,234	584,492	989,372	656,084
Registration fees	90,601	34,295	113,323	13,228
Professional fees	83,380	90,795	84,047	53,232
Custodian fees—Note 2(c)	35,655	38,162	114,353	39,724
Prospectus and shareholders’ reports	23,045	22,149	25,470	20,042
Shareholder servicing costs—Note 2(c)	15,538	21,397	129,253	100,530
Trustees’ fees and expenses—Note 2(d)	2,208	2,536	12,975	3,089
Miscellaneous	55,006	45,377	113,257	45,863
Total Expenses	1,372,702	1,592,040	5,539,416	1,837,126
Less—reduction in expenses due to undertakings—Note 2(a)	(1,068,454)	(1,197,651)	(3,993,425)	(1,531,812)
Less—reduction in fees due to earnings credits—Note 2(c)	(5)	(8)	(12)	(2)
Net Expenses	304,243	394,381	1,545,979	305,312
Investment Income—Net	3,468	5,424	25,823	5,881
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	73,405	2,277	148,677	8,309
Net Increase in Net Assets Resulting from Operations	76,873	7,701	174,500	14,190

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

.	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2016	2015	2016	2015
Operations ($):
Investment income—net	14,362,689	6,805,987	4,559,717	1,768,751
Net realized gain (loss) on investments	(14,850)	57,265	(259,460)	48,808
Net Increase (Decrease) in Net Assets Resulting from Operations	14,347,839	6,863,252	4,300,257	1,817,559
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(13,919,135)	(6,836,284)	(4,290,558)	(1,491,844)
Investor Shares	(45,382)	(2,882)	(185,701)	(201,802)
Administrative Shares	(374,350)	(2,671)	(62,632)	(49,613)
Participant Shares	(11,394)	(1,829)	(7,055)	(16,024)
Agency Shares	(34,612)	(320)	(13,771)	(9,468)
Total Dividends	(14,384,873)	(6,843,986)	(4,559,717)	(1,768,751)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	98,819,042,971	82,582,123,199	109,915,918,134	84,638,110,766
Investor Shares	4,054,803,110	6,099,627,846	4,014,450,951	6,112,447,235
Administrative Shares	14,716,656,934	12,412,663,494	2,406,203,184	1,089,427,338
Participant Shares	1,380,214,334	2,154,766,733	604,509,330	924,739,053
Agency Shares	613,780,344	855,852,789	308,587,814	996,752,949
Net assets received in connection with reorganization—Note 1	518,903,511	-	-	-
Dividends reinvested:
Institutional Shares	2,421,035	1,403,773	865,023	330,082
Investor Shares	28,774	1,729	131,172	134,870
Administrative Shares	318,746	2,165	42,118	33,192
Participant Shares	10,346	1,617	2,878	10,915
Agency Shares	401	12	42	31
Cost of shares redeemed:
Institutional Shares	(102,136,887,171)	(83,830,598,138)	(110,297,645,029)	(82,340,940,799)
Investor Shares	(4,354,391,472)	(6,450,279,571)	(4,719,450,742)	(5,735,782,002)
Administrative Shares	(14,204,563,836)	(12,313,511,451)	(1,023,097,482)	(1,095,586,264)
Participant Shares	(1,644,493,418)	(2,135,167,328)	(669,370,050)	(985,386,359)
Agency Shares	(613,273,077)	(901,417,293)	(344,186,554)	(997,439,344)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,847,428,468)	(1,524,530,424)	196,960,789	2,606,851,663
Total Increase (Decrease) In Net Assets	(2,847,465,502)	(1,524,511,158)	196,701,329	2,606,900,471
Net Assets ($):
Beginning of Period	27,718,032,132	29,242,543,290	19,838,542,976	17,231,642,505
End of Period	24,870,566,630	27,718,032,132	20,035,244,305	19,838,542,976

See notes to financial statements.

	Dreyfus Government Prime Cash Management		Dreyfus Treasury & Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2016	2015	2016	2015
Operations ($):
Investment income—net	262,307	1,508	3,922,611	1,824,547
Net realized gain (loss) on investments	17,940	(9,698)	(309,714)	57,797
Net Increase (Decrease) in Net Assets Resulting from Operations	280,247	(8,190)	3,612,897	1,882,344
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(242,206)	(1,185)	(3,532,948)	(1,470,682)
Investor Shares	(7,206)	(172)	(265,515)	(236,577)
Administrative Shares	(8,207)	(61)	(54,568)	(58,846)
Participant Shares	(4,196)	(86)	(64,859)	(52,790)
Service Shares	-	-	(419)	(520)
Select Shares	-	-	(507)	(495)
Agency Shares	(492)	(4)	(1,221)	(1,825)
Premier Shares	-	-	(2,574)	(2,812)
Total Dividends	(262,307)	(1,508)	(3,922,611)	(1,824,547)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	6,348,932,447	8,097,614,474	70,338,895,342	66,793,911,086
Investor Shares	1,252,720,118	1,509,876,173	8,754,873,595	8,736,912,843
Administrative Shares	4,149,528,384	3,205,295,040	1,508,896,675	1,573,997,416
Participant Shares	1,509,495,711	1,345,431,108	2,727,733,045	2,940,563,808
Service Shares	-	-	16,301,242	11,215,443
Select Shares	-	-	17,891,976	26,212,244
Agency Shares	12,254,141	10,842,331	68,102,748	74,178,256
Premier Shares	-	-	291,817,333	383,446,388
Dividends reinvested:
Institutional Shares	15,310	64	791,351	328,201
Investor Shares	4,797	126	107,350	93,196
Administrative Shares	7,671	54	37,701	41,731
Participant Shares	3,703	72	35,771	25,680
Service Shares	-	-	4	15
Cost of shares redeemed:
Institutional Shares	(7,018,589,967)	(9,056,660,142)	(70,419,351,270)	(65,481,891,637)
Investor Shares	(1,132,725,772)	(1,564,480,811)	(8,715,281,586)	(8,442,012,285)
Administrative Shares	(3,804,007,372)	(3,417,398,380)	(1,677,786,454)	(1,601,606,809)
Participant Shares	(1,511,898,298)	(1,258,434,064)	(2,786,944,608)	(2,798,908,866)
Service Shares	-	-	(16,539,186)	(14,338,455)
Select Shares	-	-	(17,333,362)	(25,671,903)
Agency Shares	(10,406,327)	(10,056,108)	(69,036,129)	(88,011,837)
Premier Shares	-	-	(286,146,781)	(378,414,322)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(204,665,454)	(1,137,970,063)	(262,935,243)	1,710,070,193
Total Increase (Decrease) In Net Assets	(204,647,514)	(1,137,979,761)	(263,244,957)	1,710,127,990
Net Assets ($):
Beginning of Period	4,024,147,894	5,162,127,655	19,968,693,057	18,258,565,067
End of Period	3,819,500,380	4,024,147,894	19,705,448,100	19,968,693,057

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Prime Cash Management		Dreyfus Municipal Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2016	2015	2016	2015
Operations ($):
Investment income—net	1,768,699	12,184	3,468	103
Net realized gain (loss) on investments	429,655	228,677	73,405	(3,439)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,198,354	240,861	76,873	(3,336)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,667,192)	(9,890)	(11,653)	(26)
Investor Shares	(51,289)	(764)	(13,875)	(53)
Administrative Shares	(9,800)	(263)	(1,938)	(20)
Participant Shares	(40,064)	(1,261)	(1,896)	(4)
Agency Shares	(354)	(6)	-	-
Total Dividends	(1,768,699)	(12,184)	(29,362)	(103)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	77,806,332,898	59,784,754,635	515,328,245	325,584,001
Investor Shares	14,143,385,087	13,894,456,452	230,322,873	253,577,117
Administrative Shares	2,318,935,591	1,690,910,486	87,401,131	139,285,011
Participant Shares	17,426,424,340	15,556,060,384	32,599,628	40,097,497
Agency Shares	158,095,367	311,196,536	-	-
Dividends reinvested:
Institutional Shares	408,327	1,918	4,090	11
Investor Shares	41,383	597	13,363	52
Administrative Shares	8,694	240	1,847	19
Participant Shares	28,778	933	1,896	4
Agency Shares	298	5	-	-
Cost of shares redeemed:
Institutional Shares	(75,767,671,681)	(63,420,186,969)	(469,779,241)	(353,621,431)
Investor Shares	(13,346,304,231)	(13,699,502,830)	(283,999,810)	(250,778,769)
Administrative Shares	(2,296,542,393)	(1,706,125,047)	(110,772,051)	(184,729,168)
Participant Shares	(18,503,158,681)	(14,708,696,491)	(29,035,135)	(33,900,477)
Agency Shares	(169,083,479)	(317,317,903)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,770,900,298	(2,614,447,054)	(27,913,164)	(64,486,133)
Total Increase (Decrease) In Net Assets	1,771,329,953	(2,614,218,377)	(27,865,653)	(64,489,572)
Net Assets ($):
Beginning of Period	37,392,058,948	40,006,277,325	262,274,591	326,764,163
End of Period	39,163,388,901	37,392,058,948	234,408,938	262,274,591

See notes to financial statements.

	Dreyfus New York Municipal Cash Management		Dreyfus Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2016	2015	2016	2015
Operations ($):
Investment income—net	5,424	148	25,823	778
Net realized gain (loss) on investments	2,277	–	148,677	133,541
Net Increase (Decrease) in Net Assets Resulting from Operations	7,701	148	174,500	134,319
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3,310)	(41)	(134,648)	(98,607)
Investor Shares	(4,007)	(102)	(25,583)	(22,959)
Administrative Shares	(365)	(4)	(3,298)	(2,597)
Participant Shares	(19)	(1)	(2,130)	(1,863)
Total Dividends	(7,701)	(148)	(165,659)	(126,026)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	292,854,695	189,169,824	5,982,865,141	6,179,346,863
Investor Shares	311,638,230	582,250,281	998,981,240	955,943,437
Administrative Shares	37,343,873	18,735,667	56,691,611	69,761,720
Participant Shares	2,294,749	6,447,308	116,339,813	95,639,018
Net assets received in connection with reorganization—Note 1	39,157,484	–	–	–
Dividends reinvested:
Institutional Shares	289	2	38,550	36,546
Investor Shares	3,465	91	14,115	11,726
Administrative Shares	355	4	3,188	2,538
Participant Shares	19	–	1,017	1,084
Cost of shares redeemed:
Institutional Shares	(254,739,077)	(205,487,318)	(6,044,724,087)	(6,411,400,836)
Investor Shares	(377,436,704)	(677,121,290)	(1,089,962,961)	(986,266,168)
Administrative Shares	(26,869,813)	(18,474,690)	(72,889,123)	(72,876,754)
Participant Shares	(2,107,146)	(8,493,346)	(108,682,895)	(108,705,798)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	22,140,419	(112,973,467)	(161,324,391)	(278,506,624)
Total Increase (Decrease) In Net Assets	22,140,419	(112,973,467)	(161,315,550)	(278,498,331)
Net Assets ($):
Beginning of Period	397,689,361	510,662,828	2,078,577,659	2,357,075,990
End of Period	419,829,780	397,689,361	1,917,262,109	2,078,577,659

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus California AMT-Free Municipal Cash Management
	Year Ended January 31,
	2016	2015
Operations ($):
Investment income—net	5,881	166
Net realized gain (loss) on investments	8,309	76
Net Increase (Decrease) in Net Assets Resulting from Operations	14,190	242
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(5,827)	(64)
Investor Shares	(8,032)	(92)
Administrative Shares	(2)	(1)
Participant Shares	(405)	(9)
Total Dividends	(14,266)	(166)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	441,928,068	431,038,733
Investor Shares	709,670,528	707,797,036
Administrative Shares	2,387,809	7,217,902
Participant Shares	116,141,718	160,670,288
Dividends reinvested:
Institutional Shares	2,493	46
Investor Shares	7,381	85
Administrative Shares	1	-
Participant Shares	405	9
Cost of shares redeemed:
Institutional Shares	(441,308,065)	(373,655,400)
Investor Shares	(709,119,279)	(711,893,433)
Administrative Shares	(2,840,800)	(9,998,977)
Participant Shares	(118,483,855)	(170,153,606)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,613,596)	41,022,683
Total Increase (Decrease) In Net Assets	(1,613,672)	41,022,759
Net Assets ($):
Beginning of Period	449,997,555	408,974,796
End of Period	448,383,883	449,997,555

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.001		(.001)		1.00	.07		.21	.20	.07		20,312,768
2015	1.00	.000	[a]	(.000)	[a]	1.00	.03		.21	.15	.03		23,109,317
2014	1.00	.000	[a]	(.000)	[a]	1.00	.04		.21	.15	.04		24,356,373
2013	1.00	.001		(.001)		1.00	.08		.21	.21	.08		23,193,207
2012	1.00	.001		(.001)		1.00	.07		.21	.19	.07		22,695,256
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.26	.00	[b]	1,577,869
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.18	.00	[b]	1,877,431
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.19	.00	[b]	2,228,079
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.29	.00	[b]	2,692,003
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.26	.00	[b]	2,990,647
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02		.31	.25	.02		2,034,366
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.18	.00	[b]	1,521,958
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.19	.00	[b]	1,422,803
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.31	.28	.00	[b]	1,271,175
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01		.31	.25	.00	[b]	941,381
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.26	.00	[b]	804,502
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.18	.00	[b]	1,068,772
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.19	.00	[b]	1,049,170
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.29	.00	[b]	768,484
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.25	.00	[b]	825,875
Agency Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.03		.27	.24	.03		141,061
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.18	.00	[b]	140,554
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.19	.00	[b]	186,118
2013	1.00	.000	[a]	(.000)	[a]	1.00	.03		.27	.26	.03		127,787
2012	1.00	.000	[a]	(.000)	[a]	1.00	.02		.27	.23	.01		186,105

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.03		.21	.12	.03		16,493,855
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.07	.01		16,874,952
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.09	.01		14,577,411
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.16	.01		13,228,266
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.13	.00	[b]	18,081,580
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.46	.13	.01		1,535,017
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.46	.07	.01		2,239,904
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01		.46	.09	.01		1,863,099
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.46	.16	.01		1,766,148
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.13	.00	[b]	1,510,010
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.31	.13	.01		1,892,123
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.31	.07	.01		508,979
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01		.31	.09	.01		515,103
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.31	.16	.01		978,966
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.14	.00	[b]	1,102,838
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.12	.01		48,876
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.07	.01		113,734
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.10	.01		174,370
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.16	.01		287,322
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.14	.00	[b]	289,269
Agency Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02		.27	.13	.02		65,374
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.27	.07	.01		100,974
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01		.27	.10	.01		101,660
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.27	.15	.01		78,523
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.14	.00	[b]	85,530

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Prime Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.22	.10	.01		2,282,377
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.06	.00	[b]	2,952,007
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.08	.00	[b]	3,911,061
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.12	.00	[b]	3,518,598
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.11	.00	[b]	3,543,443
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.11	.00	[b]	580,124
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	460,122
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.08	.00	[b]	514,728
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.12	.00	[b]	453,596
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.12	.00	[b]	482,094
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.12	.00	[b]	646,418
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.06	.00	[b]	300,887
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.08	.00	[b]	512,911
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.32	.12	.00	[b]	567,735
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.32	.12	.00	[b]	632,286
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.11	.00	[b]	297,958
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.06	.00	[b]	300,356
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.08	.00	[b]	213,359
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.12	.00	[b]	229,473
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.13	.00	[b]	225,557
Agency Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.30	.13	.00	[b]	12,623
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.06	.00	[b]	10,776
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.09	.00	[b]	9,989
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.12	.00	[b]	36,868
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.13	.00	[b]	11,562

a  Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.21	.10	.02	16,300,313
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.06	.01	16,380,228
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.07	.01	15,067,833
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.13	.01	14,498,847
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.09	.01	16,546,587
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.11	.01	2,404,304
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.06	.01	2,364,649
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.07	.01	2,069,648
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.13	.01	2,270,017
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.09	.01	2,176,009
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.10	.01	365,175
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.06	.01	534,032
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.07	.01	561,598
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.13	.01	620,440
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.09	.01	602,077
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.11	.01	595,242
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.06	.01	654,427
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.07	.01	512,744
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.13	.01	603,156
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.09	.01	888,881

	Per Share Data ($)							Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management (continued)
Service Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.71	.11	.01	4,757
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.71	.06	.01	4,995
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.71	.08	.01	8,118
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.71	.12	.01	15,393
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.73	.10	.01	31,920
Select Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	1.01	.12	.01	4,914
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	1.01	.06	.01	4,356
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	1.01	.08	.01	3,816
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	1.01	.13	.01	6,319
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	1.01	.09	.01	23,804
Agency Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.27	.10	.01	7,627
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.06	.01	8,560
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.08	.01	22,394
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.14	.01	28,052
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.10	.01	22,797
Premier Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.11	.01	23,116
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.06	.01	17,446
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.07	.01	12,414
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.14	.01	25,154
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.10	.01	30,800

a   Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Prime Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.06	.01		30,851,896
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.04	.00	[b]	28,812,494
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.06	.00	[b]	32,447,753
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.09	.00	[b]	24,581,949
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.06	.00	[b]	18,888,211
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.07	.00	[b]	4,346,185
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.04	.00	[b]	3,549,024
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	3,354,045
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.09	.00	[b]	4,067,494
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.06	.00	[b]	4,150,220
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.07	.00	[b]	705,722
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.04	.00	[b]	683,313
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.06	.00	[b]	698,523
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.09	.00	[b]	749,657
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.08	.00	[b]	609,825
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,234,511
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.04	.00	[b]	4,311,165
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,463,773
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.09	.00	[b]	3,674,210
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	2,866,413
Agency Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.06	.00	[b]	25,075
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.04	.00	[b]	36,063
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.05	.00	[b]	42,183
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.08	.00	[b]	24,151
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.26	.05	.00	[b]	20,746

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.30	.10	.00	[b]	107,204
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.29	.13	.00	[b]	61,570
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.20	.00	[b]	89,617
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.24	.23	.01		352,511
2012	1.00	.000	[a]	(.000)	[a]	1.00	.03		.24	.22	.03		346,483
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.54	.10	.00	[b]	101,477
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.54	.13	.00	[b]	155,166
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.52	.19	.00	[b]	152,336
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.49	.25	.00	[b]	211,525
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.49	.25	.00	[b]	257,005
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.39	.10	.00	[b]	7,699
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.39	.13	.00	[b]	31,086
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.37	.18	.00	[b]	76,562
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.34	.25	.00	[b]	208,190
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.34	.26	.00	[b]	212,930
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.70	.10	.00	[b]	18,029
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.69	.13	.00	[b]	14,452
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.67	.19	.00	[b]	8,248
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.65	.25	.00	[b]	20,524
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.64	.25	.00	[b]	24,990

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.10	.00	[b]	184,514
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.25	.13	.00	[b]	125,650
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.26	.18	.00	[b]	141,968
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.25	.23	.01		133,276
2012	1.00	.000	[a]	(.000)	[a]	1.00	.03		.24	.21	.04		320,277
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.51	.11	.00	[b]	213,259
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.13	.00	[b]	260,668
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.18	.00	[b]	355,539
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.24	.00	[b]	199,883
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.49	.25	.00	[b]	266,591
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.36	.10	.00	[b]	20,650
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.35	.13	.00	[b]	10,176
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.36	.19	.00	[b]	9,914
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.35	.25	.00	[b]	10,136
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.34	.25	.00	[b]	21,442
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.68	.10	.00	[b]	1,407
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.66	.13	.00	[b]	1,195
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.66	.19	.00	[b]	3,242
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.66	.25	.00	[b]	13,184
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.64	.25	.00	[b]	10,611

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.23	.08	.00	[b]	1,555,860
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.24	.10	.00	[b]	1,617,674
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.24	.13	.00	[b]	1,849,687
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.24	.21	.00	[b]	1,775,527
2012	1.00	.000	[a]	(.000)	[a]	1.00	.03		.24	.20	.03		2,081,780
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.47	.08	.00	[b]	287,319
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.47	.10	.00	[b]	378,285
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.14	.00	[b]	408,593
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.21	.00	[b]	442,625
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.22	.00	[b]	379,559
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.32	.08	.00	[b]	35,306
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.32	.10	.00	[b]	51,500
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.32	.14	.00	[b]	54,612
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.32	.21	.00	[b]	66,416
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.32	.22	.00	[b]	75,666
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.08	.00	[b]	38,777
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.10	.00	[b]	31,119
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.13	.00	[b]	44,184
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.20	.00	[b]	36,305
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.21	.00	[b]	27,266

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)

	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	00	[b]	.29	.08	.00	[b]	202,860
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.24	.08	.00	[b]	202,238
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.24	.13	.00	[b]	144,855
2013	1.00	.001		(.001)		1.00	.06		.24	.22	.01		198,492
2012	1.00	.001		(.001)		1.00	.05		.24	.22	.05		174,160
Investor Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	00	[b]	.49	.06	.00	[b]	233,192
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.49	.08	00	[b]	232,633
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.49	.13	.00	[b]	236,729
2013	1.00	.000	[a]	(.000)	[a]	1.00	.04		.48	.22	.00	[b]	211,609
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.27	.00	[b]	203,459
Administrative Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.36	.07	.00	[b]	-
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.34	.09	.00	[b]	453
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.34	.12	.00	[b]	3,234
2013	1.00	.000	[a]	(.000)	[a]	1.00	.04		.35	.22	.00	[b]	1,369
2012	1.00	.000	[a]	(.000)	[a]	1.00	.01		.35	.27	.01		1,979
Participant Shares
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.64	.06	.00	[b]	12,331
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.64	.08	.00	[b]	14,674
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.64	.13	.00	[b]	24,157
2013	1.00	.000	[a]	(.000)	[a]	1.00	.04		.63	.22	.00	[b]	33,530
2012	1.00	.000	[a]	(.000)	[a]	.00	.00	[b]	.64	.28	.00	[b]	61,651

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are diversified funds. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are exempt from federal income tax; Dreyfus New York Municipal Cash Management is exempt from federal, New York state and New York city personal income taxes and Dreyfus California AMT-Free Municipal Cash Management is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the funds’ Boards of Trustees (the “Board”), all of the assets, subject to the liabilities, of Touchstone Institutional Money Market Fund were transferred to Dreyfus Cash Management in exchange for shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Institutional Money Market Fund received Dreyfus Cash Management Institutional Shares in an amount equal to the aggregate net asset value of their investment in Touchstone Institutional Money Market Fund at the time of the exchange. The net asset value of Dreyfus Cash Management’s shares on the close of business on June 19, 2015, after the reorganization was $1.00, and a total of 518,912,697 shares were issued to shareholders of Touchstone Institutional Money Market Fund in the exchange.

The net assets as of the merger date for Touchstone Institutional Money Market Fund and Dreyfus Cash Management were as follows:

Net Assets ($)
Touchstone Institutional Money Market Fund	518,903,511
Dreyfus Cash Management	25,471,743,505
Total	25,990,647,016

Assuming the merger had been completed on February 1, 2015, Dreyfus Cash Management’s pro forma results in the Statement of Operations during the period ended January 31, 2016 would be as follows:

Net investment income	$ 14,385,147	[1]
Net realized gain (loss) on investments	$ (7,596)	[2]
Net increase (decrease) in net assets resulting from operations	$14,377,551

1  $14,362,689 as reported in the Statement of Operations plus $22,458 Touchstone Institutional Money Market Fund, pre-merger.

2  $(14,850) as reported in the Statement of Operations plus $7,254 Touchstone Institutional Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Touchstone Institutional Money Market Fund that have been included in Dreyfus Cash Management Fund’s Statement of Operations since June 19, 2015.

As of the close of business on September 4, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus New York AMT-Free Municipal Cash Management were transferred to Dreyfus New York Municipal Cash Management in exchange for shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus New York AMT-Free Municipal Cash Management Institutional, Investor, Administrative and Classic Shares received Dreyfus New York Municipal Cash Management Institutional, Investor, Administrative and Participant Shares,

NOTES TO FINANCIAL STATEMENTS (continued)

respectively, in an amount equal to the aggregate net asset value of their investment in Dreyfus New York AMT-Free Municipal Cash Management at the time of the exchange. The net asset value of Dreyfus New York Municipal Cash Management’s shares on the close of business on September 4, 2015, after the reorganization was $1.00, and a total of 20,719,739 Institutional, 18,378,257 Investor, 0 Administrative and 23,612 Participant Shares were issued to shareholders of Dreyfus New York AMT-Free Municipal Cash Management in the exchange.

The net assets as of the merger date for Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management were as follows:

Net Assets ($)
Dreyfus New York AMT-Free Municipal Cash Management	39,157,484
Dreyfus New York Municipal Cash Management	371,405,394
Total	410,562,878

Assuming the merger had been completed on February 1, 2015, Dreyfus New York Municipal Cash Management’s pro forma results in the Statement of Operations during the period ended January 31, 2016 would be as follows:

Net investment income	$ 10,969	[1]
Net realized gain (loss) on investments	$ 2,277	[2]
Net increase (decrease) in net assets resulting from operations	$ 13,246

1  $5,424 as reported in the Statement of Operations plus $5,545 Dreyfus New York AMT-Free Municipal Cash Management, pre-merger.

2  $2,277 as reported in the Statement of Operations plus $0 Dreyfus New York AMT-Free Municipal Cash Management, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Dreyfus New York AMT-Free Municipal Cash Management that have been included in Dreyfus New York Municipal Cash Management Fund’s Statement of Operations since September 4, 2015.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management which do not offer Agency Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Service Shares, Select Shares and Premier Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

As of January 31, 2016, Mellon Financial Corporation, an indirect subsidiary of BNY Mellon, held 122,381,000 Agency Shares of Dreyfus Cash Management and 1,063,338,000 Investor Shares of Dreyfus Treasury & Agency Cash Management.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company and the Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At January 31, 2016, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At January 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best

NOTES TO FINANCIAL STATEMENTS (continued)

interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2016, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2016, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2016, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2016.

Table 1—Capital Loss Carryover
	Short-Term Losses ($)†
Dreyfus Cash Management	-	††
Dreyfus Government Cash Management	323,739
Dreyfus Government Prime Cash Management	19,964
Dreyfus Treasury & Agency Cash Management	400,101
Dreyfus Treasury Prime Cash Management	58,925

† Short-term capital losses can be carried forward for an unlimited period.

†† In addition, the fund had $36,320 of capital losses realized after October 31, 2015, which were deferred for tax purposes to the first day of the following fiscal year.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2016 and January 31, 2015, respectively.

Table 2—Tax Character of Distributions Paid

	2016			2015
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	–	14,384,873	–	–	6,843,986	–
Dreyfus Government Cash Management	–	4,559,717	–	–	1,768,751	–
Dreyfus Government Prime Cash Management	–	262,307	–	–	1,508	–
Dreyfus Treasury & Agency Cash Management	–	3,922,611	–	–	1,824,547	–
Dreyfus Treasury Prime Cash Management	–	1,768,699	–	–	12,184	–
Dreyfus Municipal Cash Management Plus	3,468	25,894	–	103	–	–
Dreyfus New York Municipal Cash Management	5,424	2,277	–	148	–	–
Dreyfus Tax-Exempt Cash Management	25,823	62,057	77,779	778	13,090	112,158
Dreyfus California AMT-Free Municipal Cash Management	5,881	–	8,385	166	–	–

During the period ended January 31, 2016, as a result of permanent book to tax differences, each identified fund increased accumulated undistributed investment income-net and (decreased) accumulated net realized gain (loss) on investments as summarized in Table 3. These permanent book to tax differences are primarily due to dividend reclassification for each relevant fund. Net assets and net asset value per share were not affected by these reclassifications.

Table 3—Reclassification of Components of Net Assets
	Accumulated Undistributed Investment Income-Net ($)	Accumulated Net Realized Gain (Loss) ($)
Dreyfus Cash Management	22,184	(22,184)
Dreyfus Municipal Cash Management Plus	25,894	(25,894)
Dreyfus New York Municipal Cash Management	2,277	(2,227)
Dreyfus Tax Exempt Cash Management	139,836	(139,836)
Dreyfus California AMT-Free Municipal Cash Management	8,385	(8,385)

At January 31, 2016, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For the funds listed in Table 4 below, Dreyfus had agreed, from December 10, 2015 through January 31, 2016, to waive receipt of its fee and/or assume the expenses of each relevant fund so that the direct expenses of the Institutional shares of each relevant fund do not exceed .18% of the value of the respective fund’s average daily net assets, provided that such expense limitation will be implemented for each relevant fund only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 18 basis points or higher. This direct expense limitation fluctuated between .16% to .18% during the period ended January 31, 2016. To the extent that

NOTES TO FINANCIAL STATEMENTS (continued)

it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expenses), the amount of the waiver will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2016.

Table 4—Fee Waivers

Dreyfus Government Cash Management	896,793
Dreyfus Government Prime Cash Management	178,871
Dreyfus Treasury & Agency Cash Management	815,471
Dreyfus Treasury Prime Cash Management	1,215,896

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 5 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2016.

Table 5—Expense Reductions

Dreyfus Cash Management	$ 10,050,309
Dreyfus Government Cash Management	21,509,189
Dreyfus Government Prime Cash Management	7,219,852
Dreyfus Treasury & Agency Cash Management	30,777,375
Dreyfus Treasury Prime Cash Management	79,864,332
Dreyfus Municipal Cash Management Plus	1,068,454
Dreyfus New York Municipal Cash Management	1,197,651
Dreyfus Tax Exempt Cash Management	3,993,425
Dreyfus California AMT-Free Municipal Cash Management	1,531,812

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares and Premier Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares and Premier Shares pay the Distributor at annual rates of .25%, .10%, .40%, .50%, .80%, .06% and .31%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares and Premier Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares, Service Shares, Select Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares, Service Shares, and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 6 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2016.

Table 6—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Service Shares ($)	Select Shares ($)	Agency Shares ($)	Premier Shares ($)
Dreyfus Cash Management	4,167,642	1,705,775	3,601,490	-	-	80,786	-
Dreyfus Government Cash Management	4,643,550	475,721	283,376	-	-	51,610	-
Dreyfus Government Prime Cash Management	1,251,137	411,170	1,157,371	-	-	8,807	-
Dreyfus Treasury & Agency Cash Management	6,637,338	523,619	2,594,027	20,912	40,537	5,453	79,780
Dreyfus Treasury Prime Cash Management	9,241,874	696,306	14,922,282	-	-	17,739	-
Dreyfus Municipal Cash Management Plus	340,140	32,019	69,075	-	-	-	-
Dreyfus New York Municipal Cash Management	565,880	14,460	4,152	-	-	-	-
Dreyfus Tax Exempt Cash Management	811,359	40,081	137,932	-	-	-	-
Dreyfus California AMT-Free Municipal Cash Management	617,456	146	38,482	-	-	-	-

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Table 7 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended January 31, 2016.

Table 7—Shareholder Services Plan Fees
Institutional Shares ($)
Dreyfus Cash Management	439,688
Dreyfus Government Cash Management	420,369
Dreyfus Government Prime Cash Management	25,621
Dreyfus Treasury & Agency Cash Management	191,683
Dreyfus Treasury Prime Cash Management	411,804
Dreyfus Municipal Cash Management Plus	13,974
Dreyfus New York Municipal Cash Management	18,858
Dreyfus Tax Exempt Cash Management	124,790
Dreyfus California AMT-Free Municipal Cash Management	99,885

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2016 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were partially offset by earnings credits, also summarized in Table 8.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2016 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 9.

NOTES TO FINANCIAL STATEMENTS (continued)

Table 8—Transfer Agency Agreement Fees and Cash Management Agreement Fees
	Transfer Agency Fees ($)	Dreyfus Transfer, Inc. Cash Management Fees ($)	Dreyfus Transfer, Inc. Earnings Credits ($)
Dreyfus Cash Management	152,928	2,263	(141)
Dreyfus Government Cash Management	73,698	3,052	(170)
Dreyfus Government Prime Cash Management	78,089	3,226	(161)
Dreyfus Treasury & Agency Cash Management	37,649	1,634	(90)
Dreyfus Treasury Prime Cash Management	485,768	25,037	(1,853)
Dreyfus Municipal Cash Management Plus	1,378	67	(5)
Dreyfus New York Municipal Cash Management	2,215	110	(8)
Dreyfus Tax Exempt Cash Management	3,939	183	(12)
Dreyfus California AMT-Free Municipal Cash Management	587	25	(2)

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	811,457	(61,084)
Dreyfus Government Cash Management	564,148	(22,719)
Dreyfus Government Prime Cash Management	163,472	(2,229)
Dreyfus Treasury & Agency Cash Management	584,199	(30,171)
Dreyfus Treasury Prime Cash Management	1,053,244	(274)
Dreyfus Municipal Cash Management Plus	35,655	–
Dreyfus New York Municipal Cash Management	38,162	–
Dreyfus Tax Exempt Cash Management	114,353	–
Dreyfus California AMT-Free Municipal Cash Management	39,724	–

During the period ended January 31, 2016, each fund was charged $10,834 for services performed by the Chief Compliance Officer and his staff.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 10—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Custodian Fees ($)	Shareholder Service Plan Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	4,040,273	782,846	520,000	30,000	3,529	12,560	(112,441)
Dreyfus Government Cash Management	3,286,745	364,877	368,000	25,000	3,529	13,187	(779,914)
Dreyfus Government Prime Cash Management	647,353	287,689	104,000	2,000	3,529	14,588	(316,034)
Dreyfus Treasury & Agency Cash Management	3,267,410	797,592	390,000	15,000	3,529	6,390	(1,062,230)
Dreyfus Treasury Prime Cash Management	6,824,846	1,969,412	704,000	23,000	3,529	83,407	(2,926,974)
Dreyfus Municipal Cash Management Plus	44,183	31,891	24,000	1,000	3,529	270	(88,493)
Dreyfus New York Municipal Cash Management	71,721	47,338	29,857	1,104	3,529	489	(114,021)
Dreyfus Tax Exempt Cash Management	340,384	81,963	75,787	11,000	3,529	673	(371,303)
Dreyfus California AMT-Free Municipal Cash Management	78,316	58,073	28,070	4,000	3,529	115	(143,467)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Boards. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2016.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

NOTE 5—Liquidation of Classes:

At a meeting of Dreyfus Treasury & Agency Cash Management’s Board, held on December 14, 2015, the Board approved, effective March 1, 2016, the termination of the fund’s Service and Select Shares. At a meeting of Dreyfus Municipal Cash Management Plus’ Board, held on December 14, 2015, the Board approved, effective December 15, 2015, the termination of the fund’s Agency Shares.

Table 11—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	342,215,000	388,936,000
Dreyfus New York Municipal Cash Management	536,120,339	342,950,000
Dreyfus Tax Exempt Cash Management	901,455,000	1,160,225,000
Dreyfus California AMT-Free Municipal Cash Management	550,060,000	616,315,000

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Cash Management
Dreyfus Government Cash Management
Dreyfus Government Prime Cash Management
Dreyfus Treasury & Agency Cash Management
Dreyfus Treasury Prime Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus California AMT-Free
Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
March 24, 2016

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during the fiscal year ended January 31, 2016:

• all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

• except $25,894 of Dreyfus Municipal Cash Management Plus’ exempt-interest dividends that is being designated as an ordinary income distribution for reporting purposes.

• except $2,277 of Dreyfus New York Municipal Cash Management’s exempt-interest dividends that is being designated as an ordinary income distribution for reporting purposes.

• except $62,057 of Dreyfus Tax Exempt Cash Management’s exempt-interest dividends that is being designated as an ordinary income distribution and $77,779 that is being designated as a long-term capital gain distribution for reporting purposes.

• except $8,385 of Dreyfus California AMT-Free Municipal Cash Management’s exempt-interest dividends that is being designated as a long-term capital gain distribution for reporting purposes.

• for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus New York Municipal Cash Management are also not subject to New York state and New York city personal income tax.

• for individuals who are residents of California, “exempt-interest dividends” paid by Dreyfus California AMT-Free Municipal Cash Management are also not subject to California personal income tax.

For state individual income tax purposes, Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2016 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Prime Cash Management  100%

Dreyfus Treasury Prime Cash Management   100%

The funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2016 as qualifying interest-related dividends:

Dreyfus Cash Management  84.22%

Dreyfus Government Cash Management   100%

Dreyfus Government Prime Cash Management  100%

Dreyfus Treasury & Agency Cash Management  100%

Dreyfus Treasury Prime Cash Management   100%

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 138

———————

Francine J. Bovich (64)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 79

———————

Gordon J. Davis (74)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 60

———————

Nathan Leventhal (72)

Board Member (2014)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 50

———————

Robin A. Melvin (52)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 109

———————

Roslyn M. Watson (66)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 65

———————

Benaree Pratt Wiley (69)

Board Member (2007)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 89

———————

INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 36

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company and the Trust as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (68)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 36

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company and the Trust as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Whitney I. Gerard, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 138 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

J. CHARLES CARDONA, Executive Vice President since November 2001

President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 18 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1981.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2006.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 163 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 163 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARI M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 158 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

NOTES

For More Information

Dreyfus Cash Management Funds

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash Management	DICXX	DVCXX	DSCXX	DPCXX			DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation CMGTAR0116

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Martino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. Martino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,031 in 2015 and $33,856 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2015 and $6,273 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,957 in 2015 and $4,414 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $175 in 2015 and $11 in 2016. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $23,615,846 in 2015 and $19,689,299 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)